Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.5%)
Alabama (1.0%)
	Alabama 21st Century Authority Tobacco
	Settlement Revenue	5.000%	6/1/20	1,500	1,518
1	Alabama Federal Aid Highway Finance Authority
	GAN TOB VRDO	1.090%	2/7/20 (Prere.)	8,000	8,000
1	Alabama Federal Aid Highway Finance Authority
	Special Obligation Revenue TOB VRDO	0.970%	2/7/20	14,540	14,540
	Alabama Special Care Facilities Financing
	Authority Birmingham Revenue (Ascension
	Health Credit Group) PUT	1.850%	11/1/22	5,165	5,269
	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21	1,000	1,070
	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22	2,255	2,489
	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	21,285	23,268
2	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT, 67% of
	1M USD LIBOR + 0.900%	2.093%	12/1/23	17,500	17,501
	Black Belt Energy Gas District Alabama Gas
	Supply Revenue PUT	4.000%	6/1/21	8,550	8,869
	Black Belt Energy Gas District Alabama Gas
	Supply Revenue PUT	4.000%	7/1/22	21,400	22,821
	Huntsville AL GO	5.000%	5/1/22	1,170	1,277
	Jefferson County AL GO	5.000%	4/1/20	2,500	2,516
	Jefferson County AL GO	5.000%	4/1/21	2,000	2,095
	Jefferson County AL GO	5.000%	4/1/22	3,500	3,793
	Jefferson County AL GO	5.000%	4/1/23	1,375	1,541
	Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,281
	Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,732
	Jefferson County AL Revenue	5.000%	9/15/22	625	688
	Lower AL Gas District Gas Project Revenue	4.000%	12/1/23	500	549
	Lower AL Gas District Gas Project Revenue	4.000%	12/1/24	1,000	1,120
	Lower AL Gas District Gas Project Revenue
	PUT	4.000%	12/1/25	3,400	3,865
	Mobile County AL Board of School
	Commissioners GO	5.000%	3/1/20	1,275	1,279
	Prattville AL Industrial Development Board
	Environmental Improvement Revenue
	(International Paper Co.) PUT	2.000%	10/1/24	850	864
	Prattville AL Industrial Development Board
	Environmental Improvement Revenue
	(International Paper Co.) PUT	2.000%	10/1/24	825	838
	Southeast Alabama Gas Supply District
	Revenue	5.000%	4/1/20	1,265	1,273
	Southeast Alabama Gas Supply District
	Revenue	5.000%	4/1/21	3,000	3,134

Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/21	1,250	1,296
Southeast Alabama Gas Supply District
Revenue	5.000%	4/1/22	5,000	5,399
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/22	1,225	1,303
Southeast Alabama Gas Supply District
Revenue	5.000%	4/1/23	10,395	11,563
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/23	2,000	2,179
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24	6,675	7,352
Troy University AL Facilities Revenue	4.000%	11/1/20 (15)	1,000	1,022
Troy University AL Facilities Revenue	4.000%	11/1/22 (15)	2,000	2,157
Troy University AL Facilities Revenue	5.000%	11/1/24 (15)	500	588
UAB Medicine Financial Authority Alabama
Revenue	5.000%	9/1/20	420	430
UAB Medicine Financial Authority Alabama
Revenue	5.000%	9/1/21	460	489
UAB Medicine Financial Authority Alabama
Revenue	5.000%	9/1/22	500	550
				167,518
Alaska (0.1%)
Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Project)	5.000%	4/1/22	1,600	1,730
Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Project)	5.000%	4/1/23	1,000	1,117
Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Project)	5.000%	4/1/24	1,125	1,295
Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Project)	5.000%	4/1/25	1,870	2,213
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/20	6,900	7,035
Anchorage AK GO	5.000%	9/1/22	1,500	1,657
Anchorage AK GO	5.000%	9/1/22	1,000	1,105
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/22	1,500	1,650
North Slope Borough AK GO	5.000%	6/30/20 (Prere.)	5,000	5,084
North Slope Borough AK GO	5.000%	6/30/20	625	636
North Slope Borough AK GO	5.000%	6/30/21	625	661
North Slope Borough AK GO	5.000%	6/30/22	950	1,004
				25,187
Arizona (1.3%)
Arizona COP	5.000%	10/1/20	10,000	10,272
Arizona COP	5.000%	10/1/21	8,000	8,543
Arizona COP	5.000%	10/1/22	9,000	9,964
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	1,000	1,000
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital) VRDO	1.180%	2/3/20 LOC	13,925	13,925

Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/23	1,750	1,951
1 Arizona Health Facilities Authority Revenue
(Dignity Health) TOB VRDO	1.210%	2/7/20 LOC	23,295	23,295
Arizona Lottery Revenue	5.000%	7/1/21	3,500	3,702
Arizona Lottery Revenue	5.000%	7/1/22	7,500	8,233
Arizona Lottery Revenue	5.000%	7/1/23	2,500	2,844
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/20	2,000	2,034
Arizona Transportation Board Highway Revenue	5.000%	7/1/21 (Prere.)	1,685	1,782
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	2,365	2,622
Chandler AZ Excise Tax Revenue	5.000%	7/1/23	1,440	1,639
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	2,957
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	10/18/22	11,000	12,158
2 Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT, SIFMA
Municipal Swap Index Yield + 0.380%	1.320%	10/18/22	7,300	7,312
1 Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) TOB VRDO	0.960%	2/7/20	5,730	5,730
1 Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) TOB VRDO	0.970%	2/7/20	16,850	16,850
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/21	750	796
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/22	1,000	1,098
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/23	500	567
Maricopa County AZ Unified School District No.
4 (Mesa) GO	5.000%	7/1/22	2,500	2,741
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	11,870	12,572
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	11,565	12,249
Phoenix AZ GO	4.000%	7/1/20	10,095	10,225
Phoenix AZ GO	4.000%	7/1/24	2,025	2,174
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	4.000%	6/15/21	315	324
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	4.000%	6/15/22	650	680
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21 (Prere.)	4,215	4,443
Pima County AZ Sewer Revenue	5.000%	7/1/21	3,000	3,174
Regional Public Transportation Authority Arizona
Excise Tax Revenue	5.000%	7/1/22	1,000	1,098
Salt River AZ Project Agricultural Improvement
& Power District Revenue	5.000%	12/1/23	8,990	9,666
Tempe AZ Industrial Development Authority
Revenue (Mirabella at ASU Project)	4.000%	10/1/23	7,250	7,313

Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/21	250	265
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/22	425	466
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/23	375	425
2 Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.200%	3/2/20	7,500	7,501
				214,590
Arkansas (0.0%)
Rogers AR School District No. 30 GO	5.000%	2/1/20	1,000	1,000
Rogers AR School District No. 30 GO	5.000%	2/1/21	1,500	1,560
				2,560
California (4.0%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	12,385	12,486
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	8,750	8,939
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22	15,350	15,706
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT, 70%
of 3M USD LIBOR + 0.550%	1.887%	4/1/21	14,990	15,031
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.700%	1.640%	4/1/21	50	50
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT, SIFMA Municipal Swap Index
Yield + 0.220%	1.160%	12/1/20	15,900	15,908
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT, SIFMA Municipal Swap Index
Yield + 0.370%	1.310%	12/1/22	7,500	7,521
3 California GO	5.000%	8/1/20	20,000	20,410
California GO	5.000%	8/1/20	10,325	10,537
California GO	5.000%	9/1/20	10,075	10,317
California GO	5.000%	11/1/21	43,230	46,356
California GO	5.000%	11/1/21	14,180	15,205
California GO	5.000%	4/1/22	14,500	15,794
California GO PUT	4.000%	12/1/21	8,225	8,570
2 California GO PUT, 70% of 1M USD LIBOR +
0.700%	1.934%	12/1/20	6,750	6,761
2 California GO PUT, 70% of 1M USD LIBOR +
0.760%	1.994%	12/1/21	10,575	10,641
2 California GO PUT, SIFMA Municipal Swap
Index Yield + 0.250%	1.190%	5/1/21	2,380	2,381
2 California GO PUT, SIFMA Municipal Swap
Index Yield + 0.290%	1.230%	12/1/20	35,800	35,804
2 California GO PUT, SIFMA Municipal Swap
Index Yield + 0.380%	1.320%	12/1/22	45,915	46,046

2 California GO PUT, SIFMA Municipal Swap
Index Yield + 0.430%	1.370%	12/1/23	2,000	2,010
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
PUT	3.000%	3/1/24	10,000	10,655
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/20	600	600
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/21	1,000	1,042
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.940%	2/7/20	6,750	6,750
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	11,400	11,428
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	1,800	1,850
1 California Health Facilities Financing Authority
Revenue TOB VRDO	1.160%	2/7/20 LOC	50,000	50,000
2 California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) PUT, 70% of 1M USD LIBOR +
0.950%	2.102%	11/1/20	475	476
2 California Infrastructure & Economic
Development Bank Revenue (California
Academy of Sciences) PUT, 70% of 1M USD
LIBOR + 0.380%	1.535%	8/1/21	15,200	15,223
2 California Infrastructure & Economic
Development Bank Revenue (California
Academy of Sciences) PUT, 70% of 1M USD
LIBOR + 0.380%	1.534%	8/1/21	375	376
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT, 70% of 1M USD LIBOR + 0.200%	1.447%	4/1/21	6,640	6,647
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.707%	4/1/20	5,625	5,626
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.707%	4/1/20	4,500	4,501
2 California Infrastructure & Economic
Development Bank Revenue (Museum
Associates) PUT, 70% of 1M USD LIBOR +
0.650%	1.802%	2/1/21	275	276
2 California Infrastructure & Economic
Development Bank Revenue PUT, 70% of 1M
USD LIBOR + 0.650%	1.802%	2/1/21	25,000	25,058
2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT, SIFMA Municipal Swap Index Yield +
0.350%	1.290%	12/1/20	3,650	3,651
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/20	305	313
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/20	325	333

California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/21	250	266
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/22	250	275
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	625	625
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,041
2 California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	1.250%	5/1/20	3,500	3,500
2 California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.500%	2/7/20 (4)	1,900	1,900
2 California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	1.220%	2/7/20 (4)	36,100	36,100
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/21	300	310
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/22	500	536
California Statewide Communities Development
Authority Multifamily Housing Revenue (Ethel
Arnold Bradley Apartments) PUT	1.250%	6/1/21	2,160	2,166
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Robert Farrell Manor and Western Gardens
Apartments) PUT	1.250%	6/1/21	1,805	1,810
1 California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group) TOB VRDO	1.090%	2/7/20	13,435	13,435
2 California Statewide Communities Development
Authority Revenue (Dignity Health System
Obligated Group)	0.500%	2/7/20 (4)	2,425	2,425
1 California Statewide Communities Development
Authority Revenue (John Muir Health) PUT	4.000%	8/15/24	10,405	11,712
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/20	500	506
2 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT, 70% of 1M USD LIBOR +
0.250%	1.497%	9/1/21	1,595	1,597
2 Eastern California Municipal Water District
Water& Wastewater Revenue PUT, 70% of
1M USD LIBOR + 0.300%	1.547%	10/1/21	2,450	2,452
2 Eastern California Municipal Water District
Water& Wastewater Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.250%	1.190%	10/1/21	975	975
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/20	3,000	3,019
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/21	1,250	1,309

1 Fresno CA Unified School District GO TOB
VRDO	1.090%	2/7/20	6,170	6,170
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,335	3,377
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,745	2,882
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	7,165	7,782
1 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	1.040%	2/7/20 LOC	4,960	4,960
Long Beach CA Harbor Revenue	5.000%	12/15/20	18,500	19,169
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	1,200	1,269
1 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.940%	2/7/20 LOC	10,000	10,000
2 Palomar Pomerado Health California COP	2.300%	2/5/20 (4)	4,450	4,450
1 Riverside County CA Public Financing Authority
Lease Revenue TOB VRDO	0.990%	2/7/20 LOC	1,150	1,150
1 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.990%	2/7/20	7,500	7,500
1 San Diego CA Community College District GO
TOB VRDO	0.990%	2/7/20 (Prere.)	4,200	4,200
San Diego County CA Regional Transportation
Commission Revenue	4.000%	4/1/21	20,000	20,774
San Francisco CA City & County Unified School
District GO	5.000%	6/15/21	7,045	7,457
Soledad CA Unified School District Revenue
BAN	0.000%	8/1/21	2,100	2,063
Southern California Public Power Authority
Revenue (Canyon Power Project) PUT	2.250%	5/1/21	5,000	5,045
2 Southern California Public Power Authority
Revenue (Canyon Power Project) PUT,
SIFMA Municipal Swap Index Yield + 0.250%	1.190%	5/1/21	13,700	13,701
Southern California Public Power Authority
Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,764
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/22 (15)	1,400	1,552
1 University of California Revenue TOB VRDO	1.090%	2/7/20	10,435	10,435
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	625	635
Western California Municipal Water District
Revenue PUT	1.500%	10/1/20	7,325	7,340
				687,912
Colorado (1.1%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/20	1,455	1,505
Colorado Health Facilities Authority Hospital
Revenue (Sanford Health)	5.000%	11/1/22	1,315	1,458
Colorado Health Facilities Authority Hospital
Revenue (Sanford Health)	5.000%	11/1/23	1,100	1,261
Colorado Health Facilities Authority Hospital
Revenue (Sanford Health)	5.000%	11/1/24	1,000	1,182
Colorado Health Facilities Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/23	1,000	1,114
Colorado Health Facilities Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/24	1,680	1,934

Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/20 (ETM)	1,495	1,515
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/21 (ETM)	1,000	1,054
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/22 (ETM)	720	788
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)
PUT	2.800%	5/15/23	3,230	3,361
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	2,500	2,868
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	2/1/21 (Prere.)	750	780
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT, 68% of 1M
USD LIBOR + 1.250%	2.461%	11/12/20	7,500	7,514
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT, 68% of 1M
USD LIBOR + 1.250%	2.461%	11/12/20	5,000	5,009
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/21	325	331
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/25	325	356
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue	1.350%	2/1/22	2,400	2,406
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue (South Range
Crossings Project) PUT	1.300%	1/1/21	2,500	2,505
2 Colorado Public Highway Authority Revenue
PUT, 67% of 1M USD LIBOR + 1.050%	2.155%	9/1/21	3,000	3,023
1 Colorado Regional Transportation District CP
TOB VRDO	1.040%	2/7/20	18,255	18,255
Dawson Ridge CO Metropolitan District No. 1
GO	0.000%	10/1/22 (ETM)	6,000	5,831
2 Denver CO City & County Airport Revenue	1.100%	2/6/20 (12)	7,475	7,475
2 Denver CO City & County Airport Revenue	1.120%	2/7/20 (12)	15,575	15,575
Denver CO City & County Airport Revenue	5.000%	11/15/22	5,000	5,161
Denver CO City & County Airport Revenue PUT	5.000%	11/15/22	8,750	9,697
Denver CO City & County Board of Water
Commissioners Water Revenue	4.000%	12/15/22	1,085	1,148
Dove Valley CO Metropolitan District GO	4.000%	12/1/21 (15)	250	264
Dove Valley CO Metropolitan District GO	4.000%	12/1/23 (15)	225	250
2 E-470 Public Highway Authority Colorado
Revenue PUT, 67% of 1M USD LIBOR +
0.420%	1.533%	9/1/21	1,625	1,625
Interlocken Metropolitan District Colorado GO	5.000%	12/1/21 (4)	400	429
Interlocken Metropolitan District Colorado GO	5.000%	12/1/22 (4)	675	748
Larimer County CO School District No. R-1
Poudre GO	4.000%	12/15/23	795	888
Metro Wastewater Reclamation District
Colorado Revenue	5.000%	4/1/22	13,910	15,142

Moffat County CO Pollution Control Revenue
(Tri-State Generation & Transmission
Association Inc.) PUT	2.000%	10/3/22	14,350	14,498
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/20	1,055	1,078
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.000%	1/15/22	2,800	2,836
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.125%	7/15/23	3,250	3,294
Southlands CO Metropolitan District GO	3.000%	12/1/22	171	174
University of Colorado Enterprise System
Revenue	5.000%	6/1/22	720	788
University of Colorado Enterprise System
Revenue PUT	2.000%	10/15/24	13,075	13,577
University of Colorado Hospital Authority
Revenue PUT	5.000%	3/1/22	16,350	17,362
University of Colorado Hospital Authority
Revenue PUT	5.000%	11/15/24	10,000	11,646
Vauxmont CO Metropolitan District GO	5.000%	12/15/21 (4)	100	106
4 Vauxmont CO Metropolitan District GO	5.000%	12/1/22 (4)	165	177
Vauxmont CO Metropolitan District GO	5.000%	12/15/23 (4)	115	130
4 Vauxmont CO Metropolitan District GO	5.000%	12/1/24 (4)	200	226
Vauxmont CO Metropolitan District GO	5.000%	12/15/25 (4)	125	147
				188,491
Connecticut (2.5%)
Bridgeport CT GO	5.000%	8/15/20 (4)(ETM)	3,435	3,510
Bridgeport CT GO	5.000%	8/15/20 (4)	3,680	3,754
Connecticut GO	5.000%	4/15/20	1,000	1,008
Connecticut GO	5.000%	6/15/20	2,920	2,963
Connecticut GO	5.000%	9/15/20	1,590	1,630
Connecticut GO	5.000%	4/15/21	6,000	6,291
Connecticut GO	5.000%	6/15/21	2,780	2,933
Connecticut GO	5.000%	4/15/22	3,750	4,080
Connecticut GO	5.000%	4/15/22	500	544
Connecticut GO	5.000%	5/15/22	1,500	1,578
Connecticut GO	5.000%	5/15/22	925	1,010
Connecticut GO	5.000%	6/15/22	4,675	5,118
Connecticut GO	5.000%	10/1/22	1,425	1,463
Connecticut GO	5.000%	10/15/22	6,295	6,974
Connecticut GO	5.000%	11/1/22	500	535
Connecticut GO	5.000%	1/15/23	4,445	4,964
Connecticut GO	5.000%	4/15/23	3,375	3,668
Connecticut GO	5.000%	4/15/23	2,405	2,709
Connecticut GO	5.000%	4/15/23	3,200	3,605
Connecticut GO	5.000%	6/15/23	1,105	1,252
Connecticut GO	5.000%	9/15/23	1,310	1,497
Connecticut GO	5.000%	10/15/23	500	553
Connecticut GO	5.000%	10/15/23	3,645	4,176
Connecticut GO	5.000%	11/15/23	955	1,097
Connecticut GO	5.000%	1/15/24	12,950	14,957
Connecticut GO	5.000%	10/15/24	3,305	3,787
Connecticut GO	5.000%	11/1/25	1,750	1,872
1 Connecticut GO TOB VRDO	0.980%	2/7/20 LOC	25,750	25,750
2 Connecticut GO, SIFMA Municipal Swap Index
Yield + 0.650%	1.590%	3/1/20	4,580	4,582

Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/20	2,215	2,279
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/21	1,325	1,414
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/22	1,000	1,102
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/21	2,290	2,417
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/22	2,925	3,190
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/23	1,800	2,026
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/24	2,200	2,550
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/21	165	173
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/22	380	414
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/23	415	467
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/24	375	434
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/25	390	463
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/21	1,380	1,450
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/22	765	828
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.650%	2/3/20	17,400	17,400
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	23,645	23,842
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	16,990	17,132
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.050%	7/12/21	61,650	62,599
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	10,050	10,252
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	735	750
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	1,275	1,301
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	24,675	24,944
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	25,325	25,602
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	13,825	15,158
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	4,450	4,879
4 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.100%	2/7/23	12,965	13,002

Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	1.800%	7/1/24	13,750	14,124
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	1.500%	11/15/20	1,155	1,155
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	2.600%	11/15/21	15,260	15,281
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	1.625%	11/15/22	1,500	1,505
Connecticut Special Tax Revenue	5.000%	10/1/22	3,605	3,983
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	2,500	2,567
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	11,245	12,827
1 Connecticut Special Tax Revenue
(Transportation Infrastructure) TOB VRDO	1.000%	2/7/20	4,550	4,550
Hartford County CT Metropolitan District GO	5.000%	7/15/21	1,310	1,387
Hartford County CT Metropolitan District GO	5.000%	7/15/22	1,000	1,098
Hartford County CT Metropolitan District GO	5.000%	7/15/22	2,500	2,746
Hartford County CT Metropolitan District GO	5.000%	7/15/23	525	597
Hartford County CT Metropolitan District GO	5.000%	7/15/23	1,000	1,137
Hartford County CT Metropolitan District GO	5.000%	7/15/23	1,045	1,188
New Britain CT GO	5.000%	3/1/20 (15)(ETM)	1,050	1,053
New Britain CT GO	5.000%	3/1/20 (15)	125	125
New Haven CT GO	5.000%	8/15/21 (4)(ETM)	1,000	1,063
				420,314
Delaware (0.3%)
Delaware GO	5.000%	2/1/21	1,560	1,624
Delaware GO	5.000%	3/1/21	1,585	1,656
Delaware GO	5.000%	8/1/24	2,665	3,047
1 Delaware River & Bay Authority Delaware
Revenue TOB VRDO	1.070%	2/7/20	8,135	8,135
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/20	825	839
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/23	10,000	10,987
New Castle County DE GO	5.000%	10/1/20	7,470	7,675
New Castle County DE GO	5.000%	4/1/21	2,355	2,468
New Castle County DE GO	5.000%	4/1/22	1,845	2,010
New Castle County DE GO	5.000%	10/1/22	5,520	6,127
University of Delaware Revenue	5.000%	11/1/20	725	747
University of Delaware Revenue	5.000%	11/1/21	800	857
University of Delaware Revenue	5.000%	11/1/22	1,110	1,235
University of Delaware Revenue	5.000%	11/1/23	1,065	1,228
University of Delaware Revenue	5.000%	11/1/24	1,115	1,328
1 University of Delaware Revenue TOB VRDO	1.030%	2/7/20	9,170	9,170
				59,133
District of Columbia (0.3%)
1 District of Columbia Housing Finance Agency
Multifamily Housing Revenue (The Yards
Parcel Project) TOB VRDO	1.020%	2/7/20 LOC	5,225	5,225
1 District of Columbia Housing Finance Agency
Multifamily Housing Revenue (The Yards
Parcel Project) TOB VRDO	1.020%	2/7/20 LOC	32,000	32,000
District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	1.750%	10/1/24	3,600	3,699

4 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/21	630	661
4 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/22	3,445	3,742
4 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/23	820	922
4 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	1,395	1,619
4 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/25	1,030	1,231
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/20	2,500	2,567
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/21	2,500	2,669
				54,335
Florida (3.2%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/21	330	353
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/22	350	388
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	4.000%	12/1/23	1,000	1,106
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/24	1,210	1,426
Atlantic Beach FL Health Care Facilities
Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,928
1 Broward County FL Airport System Revenue
TOB VRDO	0.970%	2/7/20 LOC	31,360	31,360
Broward County FL GO	5.000%	1/1/21	1,255	1,302
Broward County FL School Board COP	5.000%	7/1/20	5,470	5,561
Broward County FL School Board COP	5.000%	7/1/22	4,830	5,296
Cape Coral FL Utility Improvement Special
Assessment Revenue	1.900%	9/1/20 (4)	920	923
Cape Coral FL Utility Improvement Special
Assessment Revenue	2.000%	9/1/21 (4)	1,155	1,166
1 Central Florida Expressway Authority Revenue
TOB VRDO	1.040%	2/7/20	6,665	6,665
Escambia County FL Environmental
Improvement Revenue (International Paper
Co.) PUT	2.000%	10/1/24	825	838
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.800%	11/19/20	20,000	20,116
Florida Board of Education Lottery Revenue	5.000%	7/1/21	21,010	22,231
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	4,670	5,116
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	4,895	5,552
Florida Board of Education Public Education
Revenue	5.000%	6/1/21	5,190	5,474
Florida Board of Education Public Education
Revenue	5.000%	6/1/22	4,885	5,352

	Florida Department of Environmental Protection
	& Preservation Revenue	5.000%	7/1/20	13,160	13,379
	Florida Department of Management Services
	COP	5.000%	11/1/21	6,995	7,494
	Florida Department of Transportation (Sunshine
	Skyway Bridge) Revenue	5.000%	7/1/20	1,240	1,260
	Florida Department of Transportation GO	5.000%	7/1/22	3,450	3,791
	Florida Department of Transportation GO	5.000%	7/1/23	3,620	4,124
	Florida Department of Transportation GO	5.000%	7/1/25	1,000	1,058
1	Florida Development Finance Corp. Healthcare
	Facilities Revenue (Shands Jacksonville
	Medical Center Obligated Group) TOB VRDO	0.990%	2/7/20 LOC	20,100	20,100
	Florida Governmental Utility Authority Revenue	4.000%	10/1/21 (4)	375	394
	Florida Governmental Utility Authority Revenue	5.000%	10/1/22 (4)	600	665
	Florida Governmental Utility Authority Revenue	5.000%	10/1/23 (4)	300	343
	Florida Higher Educational Facilities Financing
	Authority Revenue (Florida Institute of
	Technology)	5.000%	10/1/20	225	230
	Florida Higher Educational Facilities Financing
	Authority Revenue (Florida Institute of
	Technology)	5.000%	10/1/22	250	273
	Florida Higher Educational Facilities Financing
	Authority Revenue (Florida Institute of
	Technology)	5.000%	10/1/24	350	404
1	Florida Housing Finance Corp. Homeowner
	Mortgage Revenue TOB VRDO	0.970%	2/7/20	11,205	11,205
	Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,090	6,253
1	Fort Myers FL Utility Revenue TOB VRDO	1.040%	2/7/20	4,070	4,070
	Halifax Hospital Medical Center Florida Hospital
	Revenue	5.000%	6/1/20	300	304
	Hillsborough County FL School Board COP	5.000%	7/1/21	1,500	1,586
	Jacksonville FL Electric Authority Electric
	System Revenue	5.000%	10/1/20	1,320	1,353
	Jacksonville FL Electric Authority Electric
	System Revenue	5.000%	10/1/20	1,545	1,583
	Jacksonville FL Electric Authority Electric
	System Revenue	5.000%	10/1/20	2,945	3,018
	Jacksonville FL Electric Authority Electric
	System Revenue	5.000%	10/1/20	285	292
1	Jacksonville FL Electric Authority Electric
	System Revenue TOB VRDO	1.090%	2/7/20 (Prere.)	11,250	11,250
	Jacksonville FL Electric Authority Revenue (St.
	John's River Power Park)	5.000%	10/1/20	1,500	1,504
	Jacksonville FL Electric Authority Revenue (St.
	John's River Power Park)	5.000%	10/1/22	1,625	1,630
	Jacksonville FL Electric Authority Water &
	Sewer Revenue	5.000%	10/1/21 (ETM)	1,500	1,603
	Jacksonville FL Electric Authority Water &
	Sewer Revenue	5.000%	10/1/22 (ETM)	1,000	1,108
	Jacksonville FL Electric Authority Water &
	Sewer Revenue	5.000%	10/1/23	1,500	1,715
	Jacksonville FL Electric Authority Water &
	Sewer Revenue	5.000%	10/1/23	1,015	1,156
1,2 Jacksonville FL Electric System Revenue TOB
	VRDO, SIFMA Municipal Swap Index Yield +
	0.300%	1.240%	2/7/20	46,680	46,680

Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)
VRDO	0.950%	2/7/20	12,500	12,500
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)
VRDO	0.950%	2/7/20	14,200	14,200
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/20	815	838
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/21	735	783
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/22	765	844
Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,500	1,656
Jacksonville FL Special Revenue	5.000%	10/1/20	760	780
Jacksonville FL Special Revenue	5.000%	10/1/20	2,500	2,567
Jacksonville FL Special Revenue	5.000%	10/1/20	4,000	4,107
1 Jacksonville FL Special Revenue TOB VRDO	1.000%	2/7/20	7,800	7,800
Key West FL Utility Board Electricity Revenue	5.000%	10/1/21	255	272
Key West FL Utility Board Electricity Revenue	5.000%	10/1/23	255	293
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/20	7,215	7,441
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/22	1,000	1,085
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/23	440	494
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/24	775	897
Manatee County FL School District Revenue	5.000%	10/1/20 (4)	1,000	1,027
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	760	839
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,162
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	0.980%	2/7/20	9,240	9,240
Miami FL Packaging System Revenue	5.000%	10/1/22	890	981
Miami FL Packaging System Revenue	5.000%	10/1/23	935	1,065
Miami FL Packaging System Revenue	5.000%	10/1/24	885	1,040
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/22 (4)	1,115	1,200
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/23 (4)	1,170	1,303
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/21 (4)	1,445	1,485
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	500	513
1 Miami-Dade County FL Educational Finance
Authority Revenue TOB VRDO	1.090%	2/7/20	15,690	15,690
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	340	359
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/22	1,430	1,559
Miami-Dade County FL Expressway Authority
Toll System Revenue	4.000%	7/1/23	775	847
Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,460
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,250
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/22	3,010	3,273

Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/23	1,200	1,371
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.970%	2/7/20 (12)(Prere.)	23,750	23,750
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.970%	2/7/20	10,000	10,000
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	1.040%	2/7/20	17,015	17,015
North Brevard County FL Hospital District
Revenue	5.000%	1/1/22	1,660	1,770
Okeechobee County FL Solid Waste Disposal
Revenue (Waste Management
Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21	1,100	1,108
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/23	4,000	4,562
1 Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.) TOB
VRDO	1.040%	2/7/20 LOC	11,715	11,715
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/24 (4)	1,250	1,370
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/20 (4)	1,000	1,022
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/21 (4)	1,000	1,052
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22 (4)	1,000	1,108
Orlando FL Utility Commission Utility System
Revenue PUT	5.000%	10/1/20	4,455	4,575
Osceola County FL Transportation Revenue	5.000%	10/1/21	150	159
Osceola County FL Transportation Revenue	5.000%	10/1/22	160	176
Osceola County FL Transportation Revenue	5.000%	10/1/23	200	227
Osceola County FL Transportation Revenue	5.000%	10/1/24	170	198
Osceola County FL Transportation Revenue	5.000%	10/1/25	140	167
Palm Bay FL GO	5.000%	7/1/21 (4)	830	878
Palm Bay FL GO	5.000%	7/1/22 (4)	870	954
Palm Bay FL GO	5.000%	7/1/23 (4)	915	1,039
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/21	825	875
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/22	725	797
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/23	500	569
1 Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group) TOB VRDO	1.040%	2/7/20	2,600	2,600
2 Pasco County FL School Board COP	1.180%	2/7/20 (2)	6,825	6,825
Pasco County FL School District Sales Tax
Revenue	5.000%	10/1/21	1,000	1,067
Reedy Creek FL Improvement District GO	5.000%	6/1/22	1,545	1,690
South Broward FL Hospital District Revenue	5.000%	5/1/20	4,190	4,230
South Florida Water Management District COP	5.000%	10/1/20	2,040	2,095
1 South Miami FL Health Facilities Authority
(Baptist Health South Florida Obligated
Group) TOB VRDO	1.040%	2/7/20	16,625	16,625
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/20	1,125	1,149

South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/21	1,250	1,326
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/22	1,075	1,182
1 South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group) TOB VRDO	1.040%	2/7/20	3,750	3,750
1 South Miami FL Health Financing Authority
(Baptist Health Obligated Group) TOB VRDO	1.040%	2/7/20	34,925	34,925
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/20	1,600	1,648
Tampa Bay FL Regional Water Supply Authority
Utility System Revenue	5.000%	10/1/22	1,330	1,422
Volusia County FL School Board COP	5.000%	8/1/20 (15)	400	408
				543,227
Georgia (3.3%)
1 Atlanta GA Airport Revenue TOB VRDO	0.980%	2/7/20 (4)	10,000	10,000
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.970%	2/7/20	7,000	7,000
Augusta GA Water & Sewerage Revenue	5.000%	10/1/21	7,530	8,032
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.050%	11/19/21	2,050	2,074
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,228
2 Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	5/3/21	28,470	28,976
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.050%	11/19/21	1,625	1,644
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/21	505	527
4 Columbia County GA Water & Sewer Revenue	5.000%	6/1/22	1,245	1,358
4 Columbia County GA Water & Sewer Revenue	5.000%	6/1/23	960	1,086
Douglas County GA GO	5.000%	4/1/20	3,200	3,221
Douglas County GA GO	5.000%	4/1/21	1,500	1,572
Fayette County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.) PUT	5.000%	7/1/24	2,250	2,586
Forsyth County GA School District GO	5.000%	2/1/22	2,750	2,976
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/20	590	594
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/20	1,465	1,472
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT, SIFMA Municipal Swap
Index Yield + 0.950%	1.890%	2/18/20	18,825	18,830
Georgia GO	5.000%	7/1/20	1,255	1,276
Georgia GO	5.000%	12/1/20	1,740	1,799
Georgia GO	5.000%	2/1/21	25,000	26,025

Georgia GO	5.000%	2/1/21	29,110	30,303
Georgia GO	5.000%	7/1/21	4,760	5,037
Georgia GO	5.000%	7/1/21	2,945	3,116
Georgia GO	5.000%	7/1/21	6,870	7,269
Georgia GO	5.000%	7/1/21	680	719
Georgia GO	5.000%	7/1/21	47,720	50,493
Georgia GO	5.000%	9/1/21	8,395	8,940
Georgia GO	5.000%	10/1/21	6,955	7,430
Georgia GO	5.000%	1/1/22	16,110	17,376
Georgia GO	5.000%	2/1/22	1,660	1,797
Georgia GO	5.000%	7/1/22	15,135	16,637
Georgia GO	5.000%	7/1/22	12,385	13,614
Georgia GO	5.000%	7/1/22	19,135	21,034
Georgia GO	5.000%	1/1/23	3,450	3,862
Georgia GO	5.000%	7/1/23	14,395	16,406
Georgia GO	5.000%	1/1/24	5,000	5,595
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	2,500	2,681
Georgia Road & Tollway Authority Revenue	5.000%	6/1/20	15,445	15,651
Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/20	6,665	6,754
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/23	800	900
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	3.000%	4/1/20	150	150
Henry County GA School District GO	5.000%	8/1/21	3,300	3,503
Henry County GA School District GO	5.000%	8/1/22	5,250	5,782
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/21	350	365
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/21	790	828
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	9/1/21	300	318
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/22	500	542
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/23	750	838
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	4.000%	6/1/23	4,290	4,688
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	9/1/23	500	565
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/24	1,000	1,149
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	9/1/24	900	1,046
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	9/1/25	2,500	2,982
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	9/1/26	1,875	2,285
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	30,000	32,864
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	9,000	9,908

Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/2/24	11,000	12,398
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/26	14,000	16,162
2 Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT, 67% of 1M USD
LIBOR + 0.830%	2.023%	12/1/23	28,000	28,185
2 Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT, SIFMA Municipal Swap
Index Yield + 0.570%	1.510%	12/1/23	2,000	2,000
1 Main Street Natural Gas Inc. Georgia Revenue
TOB VRDO	0.970%	2/7/20 LOC	7,725	7,725
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Company Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,644
Municipal Electric Authority Georgia Revenue	5.000%	11/1/20	2,960	3,045
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	9,705	10,042
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,000	1,035
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	600	621
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	275	285
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	740	766
Municipal Electric Authority Georgia Revenue	5.250%	1/1/21	500	518
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	2,560	2,742
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	545	584
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	375	402
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	2,250	2,413
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	450	498
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	550	610
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,000	3,327
Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	3,085	3,518
Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	830	946
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	900	1,055
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/21	1,415	1,510
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/22	1,115	1,230
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/25	425	498
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/23	180	198
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/24	250	284
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/25	365	426
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	4,080	4,222
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/23	1,460	1,671
2 Private Colleges & University Authority of
Georgia Revenue (Emory University) PUT,
SIFMA Municipal Swap Index Yield + 0.420%	1.360%	8/16/22	25,500	25,565
Richmond County GA Board of Education Sales
Tax Revenue	5.000%	10/1/20	6,165	6,329
Savannah GA Economic Development Authority
(International Paper Co.) PUT	2.000%	10/1/24	850	864
				571,021

Guam (0.0%)
	Guam Government Business Privilege Tax
	Revenue	5.000%	11/15/20	750	771
	Guam Government Waterworks Authority Water
	& Waste Water System Revenue	5.000%	7/1/20	630	639
	Guam Government Waterworks Authority Water
	& Waste Water System Revenue	5.000%	7/1/21	500	525
	Guam Government Waterworks Authority Water
	& Waste Water System Revenue	5.000%	7/1/22	500	541
					2,476
Hawaii (1.1%)
2	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System)
	PUT, SIFMA Municipal Swap Index Yield +
	0.450%	1.390%	8/28/20	2,165	2,165
2	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System)
	PUT, SIFMA Municipal Swap Index Yield +
	0.450%	1.390%	8/28/20	4,190	4,190
	Hawaii GO	5.000%	10/1/20	2,750	2,825
	Hawaii GO	4.000%	5/1/21	8,090	8,403
	Hawaii GO	5.000%	12/1/21 (Prere.)	4,730	5,086
	Hawaii GO	5.000%	12/1/21 (Prere.)	4,570	4,914
	Hawaii GO	5.000%	12/1/21 (Prere.)	12,635	13,585
	Hawaii GO	5.000%	4/1/22	5,500	5,987
	Hawaii GO	4.000%	5/1/22	750	802
	Hawaii GO	5.000%	12/1/22	5,515	5,929
	Hawaii GO	5.000%	8/1/23 (Prere.)	1,280	1,462
	Hawaii GO	5.000%	10/1/23	2,015	2,314
	Honolulu HI City & County GO	4.000%	11/1/21	1,090	1,149
	Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,262
	Honolulu HI City & County GO	5.000%	9/1/22	2,000	2,210
1,2 Honolulu HI City & County GO TOB PUT		1.060%	2/13/20	15,290	15,290
	Honolulu HI City & County GO PUT	5.000%	9/1/23	5,970	6,748
	Honolulu HI City & County GO PUT	5.000%	9/1/23	8,475	9,606
	Honolulu HI City & County GO PUT	5.000%	9/1/23	9,220	10,428
	Honolulu HI City & County GO PUT	5.000%	9/1/23	8,475	9,585
	Honolulu HI City & County GO PUT	5.000%	9/1/23	6,970	7,869
	Honolulu HI City & County GO PUT	5.000%	9/1/23	3,725	4,200
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.300%	1.240%	9/1/20	5,500	5,500
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.300%	1.240%	9/1/20	7,500	7,500
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.310%	1.250%	9/1/20	12,500	12,501
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.320%	1.260%	9/1/20	10,625	10,626
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.320%	1.260%	9/1/20	11,500	11,501
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.320%	1.260%	9/1/20	11,250	11,251
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.320%	1.260%	9/1/20	7,500	7,500
	Honolulu HI City & County Wastewater System
	Revenue	4.000%	7/1/23	3,410	3,661
					197,049

Idaho (0.0%)
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/20	1,150	1,153
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/21	2,145	2,232
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/22	2,700	2,910
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/23	1,000	1,113
				7,408
Illinois (6.4%)
1 BFO Sales Tax Securitization Corp. IL TOB
VRDO	1.090%	2/7/20	16,335	16,335
Champaign County IL Community Unit School
District No. 4 GO	0.000%	1/1/22	200	196
Champaign County IL Community Unit School
District No. 4 GO	0.000%	1/1/24	190	180
Champaign County IL Community Unit School
District No. 4 GO	4.000%	6/1/24	420	472
Champaign County IL Community Unit School
District No. 4 GO	0.000%	1/1/25	240	223
Chicago IL Board of Education GO	5.000%	12/1/20	6,000	6,160
Chicago IL Board of Education GO	5.000%	12/1/20	4,445	4,563
Chicago IL Board of Education GO	5.000%	12/1/20	4,555	4,676
Chicago IL Board of Education GO	5.000%	12/1/20	400	411
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	715	738
Chicago IL Board of Education GO	0.000%	12/1/21 (14)	510	495
Chicago IL Board of Education GO	5.000%	12/1/21	1,640	1,693
Chicago IL Board of Education GO	5.000%	12/1/21	7,000	7,392
Chicago IL Board of Education GO	5.000%	12/1/21	2,830	2,989
Chicago IL Board of Education GO	5.000%	12/1/21	5,170	5,460
Chicago IL Board of Education GO	5.000%	12/1/21	190	201
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	1,900	2,010
Chicago IL Board of Education GO	0.000%	12/1/22 (14)	615	585
Chicago IL Board of Education GO	5.000%	12/1/22 (4)	500	546
Chicago IL Board of Education GO	5.000%	12/1/22	5,000	5,422
Chicago IL Board of Education GO	5.000%	12/1/22	785	851
Chicago IL Board of Education GO	5.000%	12/1/22	540	586
Chicago IL Board of Education GO	0.000%	12/1/23 (14)	1,695	1,579
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	2,000	2,246
Chicago IL Board of Education GO	5.000%	12/1/23	3,580	3,985
Chicago IL Board of Education GO	5.000%	12/1/23	1,080	1,202
Chicago IL Board of Education GO	5.000%	12/1/23	590	657
Chicago IL Board of Education GO	0.000%	12/1/24 (14)	830	756
Chicago IL Board of Education GO	0.000%	12/1/24 (14)	595	542
Chicago IL Board of Education GO	5.000%	12/1/24	1,150	1,312
1 Chicago IL Board of Education GO TOB VRDO	1.210%	2/3/20 LOC	32,000	32,000
1 Chicago IL Board of Education Special Tax TOB
VRDO	1.090%	2/7/20 LOC	44,700	44,700
Chicago IL GO	5.000%	1/1/21 (ETM)	1,685	1,746
Chicago IL GO	5.000%	1/1/21	200	206
Chicago IL GO	0.000%	1/1/22	200	192
Chicago IL GO	5.000%	1/1/22	200	213
Chicago IL GO	5.000%	1/1/22 (ETM)	475	511
Chicago IL GO	5.000%	1/1/22	240	256
Chicago IL GO	5.000%	1/1/23	205	218
Chicago IL GO	5.000%	1/1/23	250	273

Chicago IL GO	5.000%	1/1/23 (ETM)	1,580	1,764
Chicago IL GO	5.000%	1/1/23	3,605	3,942
Chicago IL GO	5.000%	1/1/24	1,150	1,289
Chicago IL GO	5.000%	1/1/24	250	280
Chicago IL GO	5.000%	1/1/25	2,500	2,866
Chicago IL Housing Authority Revenue	5.000%	1/1/21	1,400	1,448
Chicago IL Housing Authority Revenue	5.000%	1/1/22	1,330	1,426
Chicago IL O'Hare International Airport Revenue
(Customer Facility Charge)	5.000%	1/1/21	3,980	4,123
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	1.140%	2/7/20 LOC	12,130	12,130
Chicago IL Park District GO	5.000%	1/1/21	450	464
Chicago IL Park District GO	5.000%	1/1/23	790	838
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	1,250	1,265
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,845	1,934
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,355	1,420
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	3,095	3,345
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	2,500	2,706
1 Chicago IL Transit Authority Revenue TOB
VRDO	1.060%	2/7/20	19,396	19,396
1 Chicago IL Transit Authority Revenue TOB
VRDO	1.140%	2/7/20	3,695	3,695
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	1.040%	2/7/20	45,790	45,790
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	1.060%	2/7/20	66,665	66,665
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,165	1,206
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	2,050	2,121
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	1,450	1,552
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	810	867
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,010	2,221
Chicago IL Water Revenue	5.000%	11/1/20	1,000	1,028
1 Chicago IL Water Revenue TOB VRDO	1.120%	2/7/20	1,045	1,045
1 Chicago IL Water Revenue TOB VRDO	1.120%	2/7/20	1,245	1,245
Chicago IL Waterworks Revenue	5.000%	11/1/20	1,700	1,748
Chicago IL Waterworks Revenue	5.000%	11/1/20	2,500	2,571
Chicago IL Waterworks Revenue	5.000%	11/1/21	1,325	1,411
Chicago IL Waterworks Revenue	5.000%	11/1/21	680	723
Cook County IL Community Consolidated
School District No. 62 (Des Plaines) GO	5.000%	12/1/22	3,125	3,467
Cook County IL Community Consolidated
School District No. 62 (Des Plaines) GO	5.000%	12/1/23	3,810	4,370
1 Cook County IL Forest Preserve District GO
TOB VRDO	1.090%	2/7/20	7,660	7,660
Cook County IL GO	5.000%	11/15/20	500	514
Cook County IL GO	5.000%	11/15/21	500	531
Cook County IL GO	5.000%	11/15/22	285	312
Cook County IL GO	5.250%	11/15/22	10,000	10,299
1 Cook County IL GO TOB VRDO	1.040%	2/7/20 LOC	7,500	7,500
1 Cook County IL Sales Tax Revenue TOB VRDO	1.040%	2/7/20	15,370	15,370
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/20	2,475	2,537

Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/21	2,575	2,716
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/22	2,680	2,892
DuPage & Cook Counties IL Township High
School District No. 86 (Hinsdale) GO	5.000%	1/15/23	935	1,044
DuPage & Cook Counties IL Township High
School District No. 86 (Hinsdale) GO	5.000%	1/15/24	935	1,080
DuPage County IL Community Unit School
District No. 200 (Wheaton) GO	5.000%	10/1/23	4,940	5,639
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	6,250	6,251
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.800%	2/13/20	600	600
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	2,450	2,452
2 Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT, SIFMA Municipal
Swap Index Yield + 0.300%	1.240%	8/28/20	5,750	5,750
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	1.050%	2/7/20	24,080	24,080
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/21	1,110	1,179
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.750%	4/1/21	3,000	3,023
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	2.250%	4/29/22	7,500	7,690
1 Illinois Finance Authority Revenue (Ascension
Health Credit Group) TOB VRDO	0.970%	2/7/20	10,360	10,360
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	1.060%	2/7/20 (12)	12,680	12,680
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	1.060%	2/7/20 (12)	7,200	7,200
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/21	1,530	1,619
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	1/1/22	2,560	2,759
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/22	2,220	2,437
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/23	2,500	2,845
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	3.250%	5/15/22	835	844
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/20	250	255
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/22	225	244
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/24	415	475
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/20	260	264
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/20	1,000	1,006
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/21	725	758

Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/22	750	813
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/23	1,250	1,401
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/20	1,030	1,046
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/21	2,600	2,750
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/22	1,250	1,371
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	12/15/22	21,000	23,301
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.970%	2/7/20	8,760	8,760
Illinois Finance Authority Revenue
(Northwestern University)	5.000%	12/1/22	6,310	7,033
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/20	700	708
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/21	375	394
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	875	950
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	500	560
Illinois Finance Authority Revenue (OSF
Healthcare System) VRDO	1.180%	2/3/20 LOC	20,765	20,765
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	11/1/20	1,875	1,926
2 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT, 70% of 1M USD LIBOR +
1.350%	2.597%	5/1/21	2,500	2,504
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/20	7,575	7,583
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,181
1 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group) TOB VRDO	0.970%	2/7/20	3,995	3,995
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/22	900	968
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/20	600	611
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20 (ETM)	1,080	1,104
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.970%	2/7/20	19,835	19,835
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	1,000	1,067
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,100	6,109
Illinois GO	5.000%	2/1/20	5,690	5,690
Illinois GO	5.000%	2/1/20	2,525	2,525
Illinois GO	5.000%	5/1/20	2,250	2,270
Illinois GO	5.000%	8/1/20	1,260	1,283
Illinois GO	4.000%	9/1/20	1,830	1,858
Illinois GO	5.000%	10/1/20	13,785	14,118
Illinois GO	5.000%	10/1/20	8,265	8,465
Illinois GO	5.000%	11/1/20	76,020	78,082

Illinois GO	5.000%	1/1/21	1,040	1,074
Illinois GO	5.250%	1/1/21	1,155	1,195
Illinois GO	5.000%	2/1/21	5,040	5,218
Illinois GO	5.000%	3/1/21	1,000	1,038
Illinois GO	5.000%	4/1/21	3,390	3,528
Illinois GO	5.000%	7/1/21	8,260	8,658
Illinois GO	5.000%	10/1/21	14,915	15,749
Illinois GO	5.000%	10/1/21	3,215	3,395
Illinois GO	5.000%	11/1/21	24,515	25,958
Illinois GO	5.000%	1/1/22	100	100
Illinois GO	5.000%	4/1/22	1,650	1,766
Illinois GO	5.000%	7/1/22	4,385	4,727
Illinois GO	5.000%	8/1/22	3,500	3,782
Illinois GO	5.000%	10/1/22	16,560	17,983
Illinois GO	5.000%	11/1/22	30,280	32,952
Illinois GO	5.000%	11/1/23	15,105	16,802
Illinois Housing Development Authority Revenue
(Century Woods) PUT	1.900%	10/1/21	3,000	3,036
Illinois Housing Development Authority Revenue
PUT	1.600%	1/1/23	2,875	2,889
Illinois Regional Transportation Authority
Revenue	5.500%	7/1/23 (14)	550	630
2 Illinois Regional Transportation Authority
Revenue PUT	1.400%	2/3/20	27,560	27,560
Illinois Sales Tax Revenue	5.000%	6/15/21	1,560	1,627
Illinois Sales Tax Revenue	5.000%	6/15/22	5,000	5,363
Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,508
1 Illinois Sales Tax Revenue TOB VRDO	1.090%	2/7/20 LOC	7,055	7,055
Illinois Sports Facility Authority Revenue	0.000%	6/15/20 (2)	1,545	1,537
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	1,900	1,970
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	1,660	1,788
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	2,850	3,069
Illinois Toll Highway Authority Revenue	5.000%	1/1/23	2,250	2,509
Illinois Toll Highway Authority Revenue	5.000%	1/1/25	5,000	5,946
1 Illinois Toll Highway Authority Revenue TOB
VRDO	0.990%	2/7/20	4,500	4,500
Lake County IL GO	4.000%	11/30/22	3,340	3,623
Lake County IL GO	4.000%	11/30/23	6,670	7,427
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	1.000%	2/7/20	3,015	3,015
McLean & Woodford Counties IL Community
School District No. 5 GO	4.000%	12/1/23	1,545	1,701
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	4,225	4,344
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.750%	6/15/22 (20)(Prere.)	4,025	4,516
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/20	1,000	1,032
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	985	998
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/21	2,500	2,634
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.375%	6/1/21	760	802

Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/22	12,000	13,048
1 Regional Transportation Authority IL TOB VRDO	0.980%	2/7/20	11,550	11,550
1 Regional Transportation Authority IL TOB VRDO	0.980%	2/7/20	16,000	16,000
1 Regional Transportation Authority IL TOB VRDO	0.980%	2/7/20	9,000	9,000
1 Regional Transportation Authority IL TOB VRDO	0.980%	2/7/20	7,195	7,195
Romeoville IL GO	5.000%	12/30/24	2,685	3,180
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/25	1,750	2,061
1 Sales Tax Securitization Corp. IL TOB VRDO	1.090%	2/7/20	18,460	18,460
1 Sales Tax Securitization Corp. IL TOB VRDO	1.090%	2/7/20	2,130	2,130
1 Sales Tax Securitization Corp. IL TOB VRDO	1.110%	2/7/20	8,340	8,340
4 Southwestern Illinois Development Authority
Revenue	4.000%	4/15/22	250	266
4 Southwestern Illinois Development Authority
Revenue	4.000%	4/15/23	250	272
4 Southwestern Illinois Development Authority
Revenue	5.000%	4/15/24	225	260
4 Southwestern Illinois Development Authority
Revenue	5.000%	4/15/25	275	327
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,006
1 Springfield IL Water Revenue TOB VRDO	1.150%	2/7/20	4,113	4,113
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/20	350	351
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/22 (4)	500	529
Will & Kendall Counties IL Community
Consolidated School District No. 202
Plainfield GO	4.000%	1/1/21	7,820	8,036
				1,099,158
Indiana (1.0%)
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/20	370	376
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/20	610	620
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/20	400	407
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/21	365	386
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/22	350	384
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/23	380	432
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/20	805	820
Franklin IN Economic Development Revenue
(Otterbein Homes)	5.000%	7/1/23	950	1,067
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/21	1,685	1,742
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/21	1,225	1,288
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/22	1,520	1,631
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/22	1,000	1,091
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/23	1,000	1,107
Indiana Bond Bank Revenue	0.000%	7/15/24	110	103

Indiana Bond Bank Revenue	0.000%	1/15/25	100	93
2 Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	1.200%	3/2/20	6,250	6,251
Indiana Finance Authority Environmental
Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22	1,125	1,143
Indiana Finance Authority Highway Revenue	5.000%	12/1/20	10,220	10,570
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	2,340	2,539
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/20	10,000	10,336
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/21	2,615	2,808
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	1.650%	7/1/22	3,000	3,031
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	1.650%	7/1/22	3,000	3,031
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	1.650%	7/1/22	10,500	10,607
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/22	2,250	2,505
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/23	3,750	4,323
2 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT, SIFMA Municipal Swap Index Yield +
0.280%	1.220%	7/2/21	6,000	6,002
2 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT, SIFMA Municipal Swap Index Yield +
0.280%	1.220%	7/2/21	6,500	6,502
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/20	700	721
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/21	500	535
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/22	750	832
1 Indiana Finance Authority Hospital Revenue
(Parkview Health System) TOB VRDO	0.970%	2/7/20	7,500	7,500
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/22	1,300	1,417
Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	1,860
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	9/1/20	500	508
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/22	2,470	2,734
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/22	1,250	1,384

Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/22	3,750	4,058
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/24	1,375	1,598
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	1.750%	11/2/21	6,845	6,926
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/22	1,000	1,080
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	11/1/22	1,000	1,082
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/23	1,085	1,202
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	11/1/23	1,215	1,349
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	3,480	3,482
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20 (Prere.)	55	55
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20	2,205	2,207
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	3,375	3,379
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	2,700	2,703
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	5,580	5,589
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	3,800	3,806
Indianapolis IN Local Public Improvement Bond
Bank Revenue	1.450%	6/1/21	8,000	8,006
IPS Multi-School Building Corp. IN Revenue	3.000%	1/15/22	2,380	2,471
IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/22	2,895	3,030
Metropolitan School District of Washington
Township IN Revenue (School Building Corp.)	4.000%	1/15/22	545	577
Metropolitan School District of Washington
Township IN Revenue (School Building Corp.)	4.000%	7/15/22	1,000	1,072
Metropolitan School District of Washington
Township IN Revenue (School Building Corp.)	4.000%	1/15/23	900	976
Metropolitan School District of Washington
Township IN Revenue (School Building Corp.)	4.000%	7/15/23	855	939
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/22	1,000	1,098
Rockport IN Pollution Control Revenue (AEP
Generating Co. Project) PUT	1.350%	9/1/22	2,500	2,510
Rockport IN Pollution Control Revenue (AEP
Generating Co. Project) PUT	1.350%	9/1/22	2,750	2,761
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	2,021

Vigo County IN Building Corp. Lease Rental
Revenue	4.000%	1/15/23	545	590
Vigo County IN Building Corp. Lease Rental
Revenue	4.000%	7/15/23	440	482
Vigo County IN Building Corp. Lease Rental
Revenue	4.000%	1/15/24	560	621
Vigo County IN Building Corp. Lease Rental
Revenue	4.000%	7/15/24	525	589
				164,945
Iowa (0.4%)
Des Moines IA GO	5.000%	6/1/22	5,000	5,472
Des Moines IA GO	5.000%	6/1/23	1,570	1,781
Iowa City IA Community School District GO	5.000%	6/1/21	2,685	2,831
Iowa City IA Community School District GO	5.000%	6/1/22	2,760	3,021
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	1,655	1,682
Iowa Finance Authority Revenue	5.000%	8/1/20 (Prere.)	1,135	1,158
Iowa Finance Authority Revenue	5.000%	8/1/21 (Prere.)	4,790	5,085
2 Iowa Finance Authority Revenue PUT, 70% of
1M USD LIBOR + 0.350%	1.502%	10/1/21	3,750	3,754
2 Iowa Finance Authority Single Family Mortgage
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.300%	1.240%	5/3/21	4,000	3,995
Iowa Financial Authority Revenue (Iowa Health
System)	5.000%	2/15/20	400	400
Iowa Financial Authority Revenue (Iowa Health
System)	5.000%	2/15/22	1,200	1,296
Iowa Financial Authority Revenue (Iowa Health
System)	5.000%	2/15/24	1,315	1,519
Iowa Special Obligation Revenue	5.000%	6/1/20	8,000	8,107
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/22	3,465	3,512
Polk County IA GO	4.000%	6/1/20	11,585	11,703
Polk County IA GO	4.000%	6/1/21	12,135	12,638
				67,954
Kansas (0.2%)
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20	350	356
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21	500	517
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/20	1,330	1,362
2 Kansas Department of Transportation Highway
Revenue, 70% of 1M USD LIBOR + 0.300%	1.547%	9/1/21	7,580	7,602
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.990%	2/7/20	8,000	8,000
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,340	1,353
Kansas Development Finance Authority
Revenue	5.000%	3/1/22	2,210	2,217
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/20	3,130	3,161
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,218

Lawrence KS Hospital Revenue (Lawrence
Memorial Hospital)	5.000%	7/1/22	535	582
Lawrence KS Hospital Revenue (Lawrence
Memorial Hospital)	5.000%	7/1/23	600	673
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/22	340	365
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/23	250	275
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/24	250	281
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/21	7,990	8,529
				36,491
Kentucky (0.8%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/20	400	400
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	195	202
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/22	250	268
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/23	310	342
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/24	300	340
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/25	310	360
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/20	1,025	1,035
Kentucky Bond Development Corp. Revenue
(Lexington Center Corporation Project)	5.000%	9/1/23	520	589
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/23	805	913
1 Kentucky Economic Development Finance
Authority Health Care Revenue (Madonna
Manor Inc. Project) TOB VRDO	1.050%	2/7/20 LOC	12,335	12,335
4 Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/20	1,270	1,281
4 Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/22	1,175	1,268
4 Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/23	1,240	1,381
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	10,985	11,198
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	2,600	2,650
4 Kentucky Property & Building Commission
Revenue	5.000%	11/1/21	8,500	8,992
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	7/1/20	3,500	3,541
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	1/1/21	1,285	1,318
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	7/1/21	3,650	3,795
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	1/1/22	1,535	1,616

Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	6/1/22	400	425
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	7/1/22	6,290	6,708
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	12/1/22	1,000	1,077
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	1/1/23	1,640	1,771
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	6/1/23	1,280	1,395
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	7/1/23	5,000	5,463
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	12/1/23	1,660	1,828
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	6/1/24	2,435	2,710
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	12/1/24	3,085	3,471
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	23,325	25,642
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	10,000	11,165
1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	0.960%	2/7/20	6,380	6,380
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.850%	4/1/21	8,000	8,068
Northern Kentucky University General Receipts
Revenue	5.000%	9/1/22 (4)	1,010	1,111
Northern Kentucky University General Receipts
Revenue	5.000%	9/1/23 (4)	1,060	1,206
Northern Kentucky University General Receipts
Revenue	5.000%	9/1/24 (4)	1,115	1,309
Owensboro KY Electric Light & Power System
Revenue	5.000%	1/1/21	945	979
Owensboro KY Electric Light & Power System
Revenue	5.000%	1/1/22	1,440	1,549
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/23	965	1,041
Owensboro KY Electric Light & Power System
Revenue	5.000%	1/1/24	990	1,130
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/25	2,000	2,251
				140,503
Louisiana (0.9%)
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	1.190%	2/3/20	19,000	19,000
1 East Baton Rouge Parish LA Sewer
Commission Revenue TOB VRDO	0.970%	2/7/20	5,600	5,600
1 Franciscan Missionaries of Our Lady Health
System Obligated Group Louisiana TOB
VRDO	1.090%	2/7/20	9,475	9,475
Greater Ouachita LA Water Co. Inc. Waterworks
& Sewer System Revenue	5.000%	9/1/22 (15)	300	329

Greater Ouachita LA Water Co. Inc. Waterworks
& Sewer System Revenue	5.000%	9/1/24 (15)	400	466
Louisiana GO	5.000%	9/1/22	4,105	4,523
Louisiana GO	5.000%	9/1/23	3,000	3,422
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/20 (15)	1,665	1,708
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/20	300	308
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,925	2,051
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,045	1,113
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,275	2,505
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,145	2,361
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/22	300	330
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/24	665	778
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,539
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23	3,000	3,039
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23	2,625	2,658
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23	1,875	1,899
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	1.060%	2/7/20 (4)	5,000	5,000
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/20	1,975	2,019
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/20	3,000	3,067
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/21	1,715	1,819
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/21	3,000	3,182
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/22	3,685	4,047
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/22	1,965	2,158

Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/22	3,000	3,294
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/23	4,195	4,760
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/23	3,200	3,631
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/24	3,980	4,652
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/24	3,400	3,974
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/21	360	380
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/22	285	311
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/23	385	433
Louisiana Public Facilities Authority Revenue
(Louisiana Children's Medical Center) PUT	5.000%	6/1/23	2,835	3,181
Saint John the Baptist Parish LA Revenue
(Marathon Oil Corporation Project) PUT	2.000%	4/1/23	15,300	15,561
Saint John the Baptist Parish LA Revenue
(Marathon Oil Corporation Project) PUT	2.100%	7/1/24	9,000	9,231
Shreveport LA GO	3.000%	8/1/22 (15)	1,750	1,832
Shreveport LA Water & Sewer Revenue	5.000%	12/1/22 (15)	550	610
Shreveport LA Water & Sewer Revenue	4.000%	12/1/23 (4)	560	619
Shreveport LA Water & Sewer Revenue	5.000%	12/1/24 (4)	480	566
St. James Parish LA Revenue (NuStar Logistics
LP Project) VRDO	0.990%	2/7/20 LOC	16,600	16,600
				155,031
Maine (0.1%)
Maine GO	5.000%	6/1/21	1,250	1,318
Maine GO	4.000%	6/1/22	3,785	4,058
Maine GO	5.000%	6/1/23	3,000	3,403
				8,779
Maryland (3.0%)
Anne Arundel County MD GO	3.000%	10/1/20	4,185	4,244
Anne Arundel County MD GO	5.000%	10/1/20	6,210	6,380
Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,356
Anne Arundel County MD GO	5.000%	10/1/21	6,085	6,502
Anne Arundel County MD GO	5.000%	10/1/22	4,880	5,412
Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,351
Baltimore County MD GO	5.000%	11/1/20	1,685	1,737
Baltimore County MD GO	5.000%	3/1/21	3,500	3,656
Baltimore County MD GO	5.000%	3/1/21	5,300	5,536
Baltimore County MD GO	5.000%	8/1/21	2,800	2,973
Baltimore County MD GO	5.000%	2/1/22	1,300	1,407
Baltimore MD Consolidated Public Improvement
GO	4.000%	8/1/20	4,730	4,803
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	3,795	3,873
1 Baltimore MD GO TOB VRDO	0.980%	2/7/20	3,975	3,975

Baltimore MD Special Obligation Revenue
(Harbor Point Project)	2.600%	6/1/21	100	100
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	2.700%	6/1/23	100	101
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	2.800%	6/1/25	125	127
Frederick County MD GO	5.000%	8/1/20	2,145	2,189
Frederick County MD GO	5.000%	2/1/21	2,000	2,082
Frederick County MD Tax Increase & Special
Tax Allocation (Oakdale-Lake Linganore
Project)	2.625%	7/1/24	340	343
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/23	865	927
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/24	1,500	1,634
Howard County MD GO	5.000%	8/15/21	3,985	4,237
Howard County MD GO	5.000%	8/15/21	1,220	1,297
Howard County MD GO	5.000%	8/15/22	4,130	4,560
Howard County MD GO	5.000%	8/15/22	1,255	1,386
Maryland Department of Transportation
Revenue	4.000%	9/1/21	20,665	21,691
Maryland Department of Transportation
Revenue	5.000%	9/1/21	13,990	14,903
Maryland Department of Transportation
Revenue	5.000%	6/1/24	9,320	10,586
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	1.700%	9/1/22	15,000	15,220
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	8,944
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	4.000%	6/1/20	1,490	1,504
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,897
Maryland GO	5.000%	6/1/20	22,910	23,221
Maryland GO	5.000%	8/1/20	2,155	2,199
3 Maryland GO	5.250%	8/1/20	29,620	30,264
Maryland GO	5.000%	6/1/21	12,000	12,661
3 Maryland GO	5.000%	8/1/21	46,385	49,261
Maryland GO	5.000%	8/1/21	20,000	21,240
Maryland GO	5.000%	8/1/21	15,000	15,930
Maryland GO	4.000%	8/1/22	2,605	2,808
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/21	1,000	1,034
Maryland Health & Higher Educational Facilities
Authority Revenue (Broadmead Inc.)	2.875%	7/1/23	875	921
1 Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health) TOB
VRDO	0.990%	2/7/20 LOC	30,935	30,935
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Mercy Medical Center)
TOB VRDO	1.050%	2/7/20 LOC	13,000	13,000
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/20	785	798

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,380	1,440
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/21	5,790	6,126
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	6,370	6,994
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/23	6,595	7,504
Montgomery County MD GO	5.000%	11/1/20	5,900	6,082
Montgomery County MD GO	5.000%	12/1/20	16,380	16,940
Montgomery County MD GO	5.000%	6/1/21	5,000	5,274
Montgomery County MD GO	5.000%	7/1/21	1,000	1,058
Montgomery County MD GO	5.000%	11/1/21	9,625	10,317
Montgomery County MD GO	5.000%	12/1/21	12,970	13,947
Montgomery County MD GO	5.000%	11/1/22	1,375	1,530
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/21	2,810	2,979
Prince George MD Consolidated Public
Improvement GO	5.000%	3/1/22	2,210	2,399
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/22	6,080	6,693
Prince George MD Consolidated Public
Improvement GO	5.000%	8/1/22	1,000	1,103
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/23	1,875	2,139
Prince George's County MD GO	5.000%	3/1/20	2,200	2,207
Prince George's County MD GO	5.000%	9/15/20	1,730	1,774
Prince George's County MD GO	5.000%	9/15/20	12,385	12,702
Prince George's County MD GO	4.000%	7/15/21	4,210	4,403
Prince George's County MD GO	5.000%	7/1/22	4,745	5,216
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/20	200	205
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/21	500	528
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/22	300	326
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/21	3,815	3,998
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/20	12,870	13,002
Washington MD Suburban Sanitary Commission
GO	5.000%	6/15/21	7,250	7,659
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/22	2,975	3,192
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/22	5,000	5,479
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/22	1,355	1,485
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/23	2,220	2,522
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	2,550	2,584

Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	4,820	4,885
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/20	1,735	1,783
				521,680
Massachusetts (3.9%)
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT, SIFMA Municipal
Swap Index Yield + 0.300%	1.240%	8/28/20	29,195	29,195
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/21	6,000	6,224
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/22	8,530	9,199
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	7,740	8,667
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/24	3,500	4,061
Massachusetts Department of Transportation
Metropolitan Highway System Revenue PUT	5.000%	1/1/23	26,875	29,930
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/20	975	990
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/22	535	582
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/23	765	858
Massachusetts Development Finance Agency
Revenue	5.000%	12/1/23	650	748
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	1,430	1,504
Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	8,600	9,854
Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	1,000	1,146
1 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.140%	2/7/20	6,665	6,665
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	1,255	1,276
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	500	528
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	765	837
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	2,740	2,997
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	500	565
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/20 (Prere.)	5,000	5,000
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/20	2,500	2,536
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/20	5,000	5,093
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20	1,610	1,657
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/21	4,200	4,453

Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	3.000%	7/1/20	1,500	1,512
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/21	750	782
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/23	785	887
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/22	1,290	1,382
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	4.000%	11/15/23	1,085	1,138
Massachusetts Development Finance Agency
Revenue (Lyman Terrace Phase II LLC) PUT	1.390%	2/1/22	2,475	2,490
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	1,275	1,286
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	1,315	1,340
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	400	407
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21	2,000	2,115
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,718
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) TOB VRDO	0.940%	2/7/20	4,740	4,740
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) TOB VRDO	0.970%	2/7/20 LOC	5,570	5,570
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/20	750	758
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/20	500	508
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/21	750	792
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	440	481
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,458
Massachusetts Development Finance Agency
Revenue (Williams College) PUT	1.450%	7/1/21	6,470	6,513
Massachusetts GO	4.000%	4/23/20	100,000	100,672
Massachusetts GO	4.000%	5/21/20	100,000	100,910
Massachusetts GO	5.000%	7/1/21	2,845	3,010
Massachusetts GO	5.000%	7/1/21	15,505	16,404
Massachusetts GO	5.000%	8/1/21	5,000	5,307
Massachusetts GO	5.250%	8/1/21	6,095	6,492
Massachusetts GO	5.250%	8/1/21	6,395	6,811
Massachusetts GO	5.000%	11/1/21	24,000	25,718
Massachusetts GO	5.000%	1/1/22	7,490	8,077
Massachusetts GO	5.000%	7/1/22	4,800	5,275
Massachusetts GO	5.000%	7/1/22	7,940	8,726
Massachusetts GO	5.000%	11/1/22 (Prere.)	7,000	7,787
Massachusetts GO	5.000%	5/1/23	8,000	9,055
Massachusetts GO	5.000%	11/1/23	1,080	1,244
Massachusetts GO	3.000%	12/1/23	24,485	26,446
2 Massachusetts GO PUT	1.050%	7/1/20	32,000	32,000
2 Massachusetts GO PUT	1.700%	8/1/22	24,285	24,678

2 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	1.100%	2/5/20 (4)	13,960	13,960
2 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	1.100%	2/6/20 (4)	1,575	1,575
2 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	1.140%	2/7/20 (4)	9,465	9,465
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	1,500	1,524
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Boston) PUT	1.850%	4/1/22	3,700	3,769
Massachusetts Housing Finance Agency
Revenue	1.850%	6/1/20	790	790
Massachusetts Housing Finance Agency
Revenue	2.050%	12/1/21	11,455	11,460
Massachusetts Housing Finance Agency
Revenue PUT	1.450%	12/1/22	825	829
Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT	1.500%	7/1/20	5,805	5,807
2 Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT, 70% of 1M
USD LIBOR + 0.380%	1.627%	9/1/21	3,750	3,754
2 Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.330%	1.270%	12/1/21	2,000	2,000
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	10,205	10,851
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21 (Prere.)	5,000	5,351
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/21	10,855	11,447
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	9,300	9,874
Taunton MA BAN	2.500%	5/21/20	1,225	1,229
2 University of Massachusetts Building Authority
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.300%	1.240%	8/28/20	9,075	9,075
				661,814
Michigan (1.6%)
Detroit MI City School District GO	5.000%	5/1/20	3,110	3,139
Detroit MI City School District GO	5.000%	5/1/21	2,100	2,202
Detroit MI City School District GO	5.000%	5/1/23	2,115	2,307
1 Detroit MI City School District GO TOB VRDO	1.090%	2/7/20 (18)	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	1.090%	2/7/20 (18)	17,845	17,845
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/21 (4)	400	421
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/23 (4)	450	505
Detroit MI GO	5.000%	4/1/20	500	502
Detroit MI GO	5.000%	4/1/21	500	516
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/21 (4)	315	329

Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/22 (4)	400	433
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/23 (4)	1,060	1,184
Eastern Michigan University Revenue	5.000%	3/1/20 (15)	1,200	1,204
1 Great Lakes MI Water Authority Sewer Disposal
System Revenue TOB VRDO	1.110%	2/7/20 (4)	6,235	6,235
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/22	7,785	8,512
Holt MI Public Schools GO	5.000%	5/1/20	850	858
Holt MI Public Schools GO	5.000%	5/1/21	650	682
Holt MI Public Schools GO	5.000%	5/1/22	275	300
Holt MI Public Schools GO	5.000%	5/1/23	455	513
Holt MI Public Schools GO	5.000%	5/1/24	425	495
4 Kalamazoo MI Public Schools GO	2.000%	5/1/21	5,275	5,346
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/20	250	257
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/21	250	267
Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,025	1,035
Michigan Building Authority Revenue	5.000%	4/15/21	1,000	1,049
Michigan Building Authority Revenue	5.000%	10/15/21	1,350	1,443
Michigan Building Authority Revenue	5.000%	10/15/21	1,000	1,069
Michigan Building Authority Revenue	5.000%	10/15/23	690	793
Michigan Building Authority Revenue	5.000%	4/15/24	1,250	1,461
Michigan Finance Authority Revenue	5.000%	4/1/20	5,300	5,332
Michigan Finance Authority Revenue	5.000%	4/1/21	9,190	9,594
Michigan Finance Authority Revenue	5.000%	4/1/22	1,500	1,619
Michigan Finance Authority Revenue	5.000%	10/1/23	1,295	1,432
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,310	1,329
1 Michigan Finance Authority Revenue (Beaumont
Health Obligated Group) TOB VRDO	1.140%	2/7/20	6,060	6,060
4 Michigan Finance Authority Revenue (Bronson
Healthcare Group)	4.000%	5/15/20	1,420	1,430
4 Michigan Finance Authority Revenue (Bronson
Healthcare Group)	4.000%	5/15/21	525	544
4 Michigan Finance Authority Revenue (Bronson
Healthcare Group)	4.000%	5/15/23	1,165	1,267
Michigan Finance Authority Revenue (Bronson
Healthcare Group) PUT	3.500%	11/15/22	3,500	3,715
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20	300	305
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	7,000	7,117
Michigan Finance Authority Revenue (Great
Lakes Water Authority Water Supply System)	5.000%	7/1/21 (14)	1,000	1,057
1 Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group) TOB
VRDO	1.090%	2/7/20	6,210	6,210
2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT, 68% of 1M USD
LIBOR + 0.400%	1.522%	10/15/21	15,045	15,072
1 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) TOB VRDO	1.040%	2/7/20	5,865	5,865

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/20	500	511
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/22	1,750	1,947
Michigan GO	5.000%	5/1/22	1,485	1,622
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.950%	4/1/20	6,250	6,259
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.375%	5/1/20	1,205	1,206
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	2,375	2,378
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.900%	4/1/21	14,750	14,890
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.400%	3/15/23	4,110	4,265
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	4.000%	6/1/23	12,000	13,139
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	4.000%	7/1/24	7,500	8,431
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/20	1,165	1,204
Michigan Housing Development Authority
Revenue	1.450%	4/1/20	3,750	3,751
Michigan Housing Development Authority
Revenue	1.500%	10/1/22	1,145	1,147
1 Michigan State Housing Development Authority
TOB VRDO	0.970%	2/7/20	16,030	16,030
Michigan State University Revenue	5.000%	2/15/22	1,500	1,624
Michigan State University Revenue	5.000%	2/15/23	400	449
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	5,985	5,995
Michigan Trunk Line Revenue	5.000%	11/15/22	1,435	1,598
Milan MI Area Schools GO	5.000%	5/1/20	765	772
Milan MI Area Schools GO	5.000%	5/1/22	500	544
Portage MI Public Schools GO	5.000%	11/1/20	750	773
Saline MI Area Schools GO	2.000%	5/1/21	1,325	1,342
Saline MI Area Schools GO	5.000%	5/1/22	1,000	1,091
University of Michigan Revenue	5.000%	4/1/20	1,500	1,510
University of Michigan Revenue	5.000%	4/1/20	1,750	1,762
University of Michigan Revenue	5.000%	4/1/21	1,500	1,572
University of Michigan Revenue PUT	4.000%	4/1/24	5,000	5,563
2 University of Michigan Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.270%	1.590%	4/1/22	10,410	10,396
Washtenaw County MI Intermediate School
District GO	5.000%	5/1/22	3,890	4,239
Washtenaw County MI Intermediate School
District GO	5.000%	5/1/24	2,390	2,785
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	365	377
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	751
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	1,500	1,609
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	585	650
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.000%	12/1/20	1,785	1,829
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/21	1,225	1,314
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/22	1,000	1,112

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/23	1,000	1,150
1 Wayne State University Michigan Revenue TOB
VRDO	0.970%	2/7/20	2,500	2,500
Wayne Westland MI Community Schools GO	4.000%	5/1/20	380	383
Wayne Westland MI Community Schools GO	4.000%	11/1/20	735	751
Wayne Westland MI Community Schools GO	4.000%	5/1/21	200	207
Wayne Westland MI Community Schools GO	4.000%	5/1/22	160	170
Wayne Westland MI Community Schools GO	5.000%	11/1/23	380	434
				271,127
Minnesota (0.5%)
Duluth MN Independent School District No. 709
COP	5.000%	2/1/20	365	365
Duluth MN Independent School District No. 709
COP	5.000%	2/1/21	300	311
Duluth MN Independent School District No. 709
COP	5.000%	2/1/22	325	349
Duluth MN Independent School District No. 709
COP	5.000%	2/1/23	375	416
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/20	500	503
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	569
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/22	1,555	1,688
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	3.000%	3/1/23	2,700	2,820
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/23	850	977
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/24	1,050	1,247
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/21	125	129
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	1,300	1,402
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/23	1,000	1,119
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	2,650	2,768
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/22	2,935	3,186
Minneapolis MN GO	3.000%	12/1/23	3,135	3,387
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/21	1,425	1,507
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/22	1,165	1,268
Minnesota General Fund Revenue	5.000%	6/1/21	3,670	3,870
Minnesota GO	5.000%	8/1/20 (Prere.)	115	117
Minnesota GO	5.000%	8/1/21	1,865	1,980
Minnesota GO	5.000%	8/1/21	2,250	2,389
Minnesota GO	5.000%	10/1/22	19,625	21,766
Minnesota GO	5.000%	8/1/23	7,860	8,020
Minnesota GO	5.000%	8/1/23	1,890	2,160
Minnesota GO	5.000%	8/1/23	1,000	1,143
Minnesota GO	5.000%	8/1/23	1,900	2,171

Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/21	100	105
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/22	200	215
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/23	250	276
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20	8,665	8,692
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	4.000%	3/1/22	1,000	1,065
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/21	2,500	2,592
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/22	588	633
Rochester MN Health Care Facilities Revenue
(Mayo Clinic) PUT	4.500%	11/15/21	2,005	2,131
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/20	400	409
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/21	500	535
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/22	370	410
University of Minnesota Revenue	5.000%	12/1/20 (Prere.)	3,920	4,052
				88,742
Mississippi (0.6%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/20	1,000	1,015
Harrison County MS School District GO	4.000%	6/1/21	550	572
Harrison County MS School District GO	4.000%	6/1/22	1,150	1,229
Harrison County MS School District GO	4.000%	6/1/23	1,200	1,317
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,509
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.200%	2/3/20	15,000	15,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Revenue (Coast Electric
Power Association)	1.350%	5/1/20	1,900	1,901
Mississippi Development Bank Special
Obligation Revenue	5.000%	3/1/24 (4)	1,500	1,722
Mississippi GO	4.000%	11/1/22	10,250	11,122
Mississippi GO	5.000%	11/1/23	18,500	20,570
Mississippi GO	5.000%	11/1/24	5,575	6,197
2 Mississippi GO PUT, 67% of 1M USD LIBOR +
0.330%	1.523%	9/1/20	9,105	9,106
Mississippi Home Corp. Revenue (Gateway
Affordable Communities LP) PUT	2.400%	8/1/21 (Prere.)	2,500	2,554
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT, SIFMA Municipal Swap Index Yield +
1.300%	2.240%	8/15/20	10,350	10,352
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group)	5.000%	9/1/21	4,055	4,275

2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group) PUT	1.350%	3/2/20	8,125	8,127
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/21	370	383
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/23	500	554
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)
PUT	2.900%	9/1/23	6,625	6,926
				104,431
Missouri (0.5%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/21	1,000	1,068
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/20	400	403
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/21	350	354
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/20	735	737
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/21	365	378
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/22	785	859
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,606
Franklin County MO COP	3.000%	4/1/21	335	343
Franklin County MO COP	3.000%	11/1/21	205	212
Franklin County MO COP	3.000%	4/1/22	450	469
Franklin County MO COP	3.000%	11/1/22	210	221
Franklin County MO COP	3.000%	4/1/23	920	973
Franklin County MO COP	3.000%	11/1/23	425	454
Franklin County MO COP	3.000%	4/1/24	475	510
Franklin County MO COP	3.000%	11/1/24	440	477
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/22	1,305	1,408
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,294
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,053
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/20	2,660	2,677
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/24	1,000	1,159
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/21	1,640	1,704
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/23	1,285	1,394
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/21	1,275	1,340

	Missouri Environmental Improvement & Energy
	Resources Authority Revenue	5.000%	7/1/21	3,765	3,984
	Missouri Health & Educational Facilities
	Authority Educational Facilities Revenue
	(Southeast Missouri State University)	5.000%	10/1/23	200	227
	Missouri Health & Educational Facilities
	Authority Educational Facilities Revenue
	(Southeast Missouri State University)	5.000%	10/1/24	505	590
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (SSM
	Health System)	5.000%	6/1/22	2,335	2,551
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (SSM
	Health System) PUT	5.000%	6/1/23	7,900	8,673
	Missouri Health & Educational Facilities
	Authority Revenue (Christian Homes Inc.
	Obligated Group)	4.000%	5/15/22	1,320	1,371
	Missouri Health & Educational Facilities
	Authority Revenue (St. Luke's Health System
	Inc.)	5.000%	11/15/20	1,440	1,484
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/21	10,075	10,589
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/22	2,860	3,126
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	11/1/23	20,290	23,363
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/24	500	586
	Springfield MO School District No. R-12 GO	3.000%	3/1/21	1,375	1,406
	Springfield MO School District No. R-12 GO	3.000%	3/1/22	880	918
	St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,033
					81,994
Montana (0.2%)
2	Montana Board of Investments Revenue
	(INTERCAP Revolving Program) PUT	1.870%	3/1/20	5,000	5,003
2	Montana Board of Investments Revenue
	(INTERCAP Revolving Program) PUT	1.870%	3/2/20	8,790	8,794
2	Montana Board of Investments Revenue
	(INTERCAP Revolving Program) PUT	1.870%	3/2/20	14,960	14,967
2	Montana Board of Investments Revenue PUT	1.870%	3/1/20	3,950	3,952
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/20	1,750	1,752
	Montana Facility Finance Authority Hospital
	Revenue (Billings Clinic Obligated Group)	4.000%	8/15/21	665	695
	Montana Facility Finance Authority Hospital
	Revenue (Billings Clinic Obligated Group)	4.000%	8/15/22	570	612
	Montana Facility Finance Authority Hospital
	Revenue (SCL Health System)	5.000%	1/1/23	625	696
					36,471
Multiple States (2.6%)
5	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.960%	2/7/20 LOC	26,425	26,425
2,5 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue VRDO, SIFMA Municipal
	Swap Index Yield + 0.210%	1.150%	2/7/20 LOC	5,500	5,500

Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	1.290%	2/3/20	14,125	14,125
1 Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	1.040%	2/7/20 LOC	116,500	116,500
Nuveen AMT-Free Quality Municipal Income
Fund VRDP VRDO	1.290%	2/3/20	39,000	39,000
1 Nuveen AMT-Free Quality Municipal Income
Fund VRDP VRDO	1.000%	2/7/20 LOC	173,800	173,800
1 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	1.010%	2/7/20 LOC	65,700	65,700
				441,050
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	4.000%	8/1/25	10,000	11,349
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/20	1,150	1,182
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	1.000%	2/7/20	10,000	10,000
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/21	1,875	1,941
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/23	2,500	2,778
Omaha NE GO	5.000%	1/15/21	1,200	1,247
Omaha NE GO	5.000%	1/15/22	1,000	1,080
University of Nebraska Student Fee Revenue	5.000%	7/1/21 (ETM)	1,100	1,163
				30,740
Nevada (1.0%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	250	255
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	1,795	1,900
Clark County NV Airport Improvement Revenue	5.000%	7/1/23	4,750	5,400
Clark County NV Airport Improvement Revenue	5.000%	7/1/23	9,000	10,231
Clark County NV School District GO	5.000%	6/15/20	48,275	48,990
Clark County NV School District GO	5.000%	6/15/20	3,125	3,171
Clark County NV School District GO	5.000%	6/15/20	520	528
Clark County NV School District GO	5.000%	6/15/21	4,520	4,768
Clark County NV School District GO	5.000%	6/15/21 (4)	3,385	3,571
Clark County NV School District GO	5.000%	6/15/22	5,500	6,018
Clark County NV School District GO	5.000%	6/15/22	1,260	1,379
Clark County NV School District GO	5.000%	6/15/22 (4)	3,555	3,894
Clark County NV School District GO	5.000%	6/15/22 (4)	7,040	7,712
Clark County NV School District GO	5.000%	6/15/22	7,465	8,168
Clark County NV School District GO	5.000%	6/15/23 (4)	3,730	4,234
Clark County NV School District GO	5.000%	6/15/23 (4)	3,695	4,194
Clark County NV School District GO	5.000%	6/15/24 (4)	3,880	4,556
Humboldt County NV Pollution Control Revenue
(Idaho Power Co.)	1.450%	12/1/24	6,300	6,321
Humboldt County NV Pollution Control Revenue
(Sierra Pacific Power Co.) PUT	1.850%	4/15/22	10,000	10,149
Las Vegas NV Convention & Visitors Authority
Revenue	4.000%	7/1/20	410	415
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/21	400	423
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/24	430	504

1 Las Vegas NV Convention & Visitors Authority
TOB VRDO	1.020%	2/7/20	13,475	13,475
Las Vegas NV GO	4.000%	12/1/22	1,500	1,585
North Las Vegas NV GO	5.000%	6/1/21 (4)	2,100	2,210
North Las Vegas NV GO	5.000%	6/1/22 (4)	2,400	2,618
Washoe County NV Water Facilities Revenue
(Sierra Pacific Power Co. Project) PUT	1.850%	4/15/22	6,500	6,597
				163,266
New Hampshire (0.1%)
New Hampshire Business Finance Authority
Revenue PUT (The United Illuminating Co.)	2.800%	10/2/23	5,480	5,765
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/20	1,265	1,295
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/20	350	356
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/21	1,085	1,147
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	2,005	2,049
				10,612
New Jersey (3.6%)
Aberdeen NJ GO	3.000%	3/6/20	13,200	13,221
Atlantic City NJ GO	5.000%	3/1/20 (4)	200	201
Atlantic City NJ GO	5.000%	3/1/21 (4)	650	675
Atlantic City NJ GO	5.000%	3/1/22 (4)	500	537
Atlantic County NJ GO	3.000%	10/1/22 (15)	810	854
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/23	500	544
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/24	800	893
Delran Township NJ GO	1.500%	10/15/20	2,000	2,006
Delran Township NJ GO	2.000%	10/15/22	1,242	1,273
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	1,295	1,331
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22 (15)	1,095	1,209
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/21 (4)	2,000	2,137
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/22 (4)	2,130	2,360
Haworth NJ GO	2.000%	8/1/22	450	459
1 Inspira Health Obligated Group TOB VRDO	1.060%	2/7/20	2,100	2,100
Monmouth County NJ GO	3.000%	3/1/20	2,540	2,544
Monmouth County NJ GO	5.000%	7/15/21	4,855	5,147
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	2,664
Morris County NJ GO	3.000%	2/1/22	2,205	2,300
New Jersey Economic Development Authority
Revenue	5.000%	3/1/21 (ETM)	55	57
New Jersey Economic Development Authority
Revenue	5.000%	3/1/21	145	151

New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	5,965	6,269
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	2,000	2,172
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	6,470	7,027
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	3,050	3,313
New Jersey Economic Development Authority
Revenue	5.000%	11/1/22	750	825
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	300	324
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	305	328
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,395	4,677
1 New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge) TOB
VRDO	1.090%	2/7/20	4,200	4,200
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/20	500	507
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	260	270
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	1,010	1,087
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,370	7,668
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	8,580	9,522
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/21	250	266
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/23	100	113
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	2,000	2,034
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	1,345	1,368
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/21	1,000	1,058
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/22	3,065	3,244
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/21	265	280
1 New Jersey GO TOB VRDO	1.140%	2/7/20	3,750	3,750
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health) PUT	5.000%	7/1/24	10,000	11,676
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/20	700	717
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/21	1,250	1,327
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/22	1,500	1,643

New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/20	2,100	2,135
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/20	1,000	1,010
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/22	1,265	1,387
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/23	850	965
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/24	1,125	1,321
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/25	1,375	1,667
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	4,000	4,291
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,791
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.375%	11/1/21	2,430	2,439
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.350%	6/1/22	1,625	1,633
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.350%	12/1/22	2,650	2,665
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.500%	5/1/23	3,085	3,110
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20	5,555	5,578
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue (GK
Preservation LLC) PUT	2.450%	10/1/20	3,750	3,782
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Pilgrim Baptist Village I & II Project) PUT	1.500%	9/1/21	2,900	2,915
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/20	625	637
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/21	2,000	2,119
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/22	3,250	3,554
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/23	5,455	6,148
New Jersey Sports & Exposition Authority
Revenue	5.250%	12/15/23 (4)	4,310	4,968
2 New Jersey TRAN, SIFMA Municipal Swap
Index Yield + 0.370%	1.310%	6/25/20	200,000	199,998
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	4.000%	6/15/20	300	303
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	43,175	43,782
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	5,000	5,263
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	8,340	9,068
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	8,250	9,253

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	1,375	1,588
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/21 (Prere.)	250	264
New Jersey Transportation Trust Fund Authority
Revenue	5.250%	12/15/22 (4)	1,220	1,363
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/23	2,125	2,416
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/24	5,000	5,837
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	300	315
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/24	100	110
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT,
SIFMA Municipal Swap Index Yield + 1.200%	2.140%	12/15/21	5,000	5,055
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	170	183
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,750	4,171
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	5,445	6,057
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	2,105	2,356
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (4)	4,200	4,720
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	4,000	4,585
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	4,200	4,903
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/25	500	596
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/26	8,000	9,693
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	1.140%	2/7/20 (2)LOC	18,998	18,998
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	160	176
2 New Jersey Turnpike Authority Revenue PUT,
70% of 1M USD LIBOR + 0.460%	1.707%	1/1/21	22,065	22,093
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.970%	2/7/20 LOC	22,170	22,170
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.040%	2/7/20 (4)	6,500	6,500
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.090%	2/7/20	8,335	8,335
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.090%	2/7/20	5,745	5,745
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.090%	2/7/20	6,000	6,000
2 New Jersey Turnpike Authority Revenue, 70% of
1M USD LIBOR + 0.340%	1.587%	1/1/21	2,500	2,505
2 New Jersey Turnpike Authority Revenue, 70% of
1M USD LIBOR + 0.480%	1.727%	1/1/22	3,495	3,509
2 New Jersey Turnpike Authority Revenue, 70% of
1M USD LIBOR + 0.480%	1.727%	1/1/22	4,535	4,554
Passaic NJ GO	1.000%	12/1/22	2,690	2,674

Passaic NJ GO	4.000%	12/1/24	2,765	3,162
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	250	275
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/20	2,000	2,024
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/21	2,285	2,395
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/22	3,270	3,540
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/23	3,025	3,372
4 Wood Ridge Borough NJ BAN	1.750%	2/5/21	9,800	9,862
				624,211
New Mexico (0.4%)
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	1,850	1,888
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	1,200	1,273
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	1,685	1,780
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/22	9,800	10,755
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/22	3,750	4,114
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/22	3,395	3,516
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	3,335	3,794
New Mexico GO	5.000%	3/1/20	7,000	7,022
New Mexico GO	5.000%	3/1/21	7,500	7,835
New Mexico GO	5.000%	3/1/21	5,000	5,223
New Mexico Hospital Equipment Loan Council
Hospital Revenue PUT	5.000%	8/1/25	9,000	10,793
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	4.000%	5/1/22	1,160	1,235
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	4.000%	11/1/22	1,000	1,078
New Mexico Severance Tax Revenue	5.000%	7/1/21	7,925	8,388
Santa Fe NM Retirement Facilities Revenue (El
Castillo Retirement Project)	2.250%	5/15/24	300	301
				68,995
New York (15.7%)
4 Albany County NY GO	5.000%	11/1/21	1,000	1,050
4 Albany County NY GO	5.000%	11/1/22	950	1,031
4 Albany County NY GO	5.000%	11/1/23	750	841
4 Albany County NY GO	5.000%	11/1/24	800	926
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/20	650	667
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/21	500	529
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/20	1,620	1,645
1 City of New York NY GO TOB VRDO	0.970%	2/7/20	7,500	7,500
Copiague NY Union Free School District GO	2.000%	6/25/20	12,500	12,546
Elwood NY Union Free School District TAN	2.000%	6/26/20	6,750	6,775

1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.970%	2/7/20	4,135	4,135
Geneva NY BAN	2.500%	5/7/20	10,422	10,457
1 Hudson Yards Infrastructure Corp. New York
Revenue TOB VRDO	0.990%	2/7/20 LOC	6,065	6,065
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,000	1,065
Long Island NY Power Authority Electric System
Revenue PUT	1.650%	9/1/24	25,000	25,449
2 Metropolitan New York Transportation Authority
PUT, 67% of 1M USD LIBOR + 0.650%	1.843%	7/1/21	23,945	23,966
Metropolitan Transportation Authority New York
BAN	4.000%	2/3/20	10,000	10,000
Metropolitan Transportation Authority New York
BAN	4.000%	9/1/20	25,295	25,720
Metropolitan Transportation Authority New York
BAN	5.000%	9/1/20	4,825	4,934
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/21	18,500	19,422
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/21	41,250	43,305
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/21	5,000	5,250
Metropolitan Transportation Authority New York
BAN	5.000%	9/1/21	51,800	54,971
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/22	50,185	54,498
2 Metropolitan Transportation Authority NY
Revenue PUT, 69% of 1M USD LIBOR +
0.300%	1.529%	4/1/21 (4)	33,375	33,318
2 Metropolitan Transportation Authority NY
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.500%	1.440%	3/1/22	14,125	14,145
1 Metropolitan Transportation Authority NY
Revenue TOB VRDO	1.000%	2/7/20 (4)	8,000	8,000
1 Metropolitan Transportation Authority NY
Revenue TOB VRDO	1.070%	2/7/20	8,000	8,000
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/24	17,000	19,986
Nassau County NY GO	5.000%	7/1/21 (4)	430	454
Nassau County NY GO	5.000%	7/1/23 (4)	2,000	2,275
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	9,390	9,540
2 New York City NY GO	1.100%	2/5/20 (4)	20,450	20,450
2 New York City NY GO	1.150%	2/6/20 (4)	34,250	34,250
2 New York City NY GO	0.190%	2/7/20 (4)	2,950	2,950
2 New York City NY GO	1.000%	2/7/20 (12)	6,700	6,700
2 New York City NY GO	1.200%	2/10/20 (4)	875	875
2 New York City NY GO	1.340%	2/10/20 (12)	34,875	34,875
2 New York City NY GO	1.000%	2/11/20 (4)	8,300	8,300
New York City NY GO	5.000%	8/1/20	8,410	8,582
New York City NY GO	5.000%	8/1/21	12,180	12,931
New York City NY GO	5.000%	8/1/21	1,095	1,163
New York City NY GO	5.000%	8/1/21	13,965	14,827
New York City NY GO	5.000%	8/1/21	1,000	1,062

New York City NY GO	5.000%	8/1/21	5,700	6,052
New York City NY GO	5.000%	4/1/22	1,990	2,166
New York City NY GO	5.000%	8/1/22	5,365	5,699
New York City NY GO	5.000%	8/1/22	9,285	10,233
New York City NY GO	5.000%	8/1/22	39,950	44,028
New York City NY GO	5.000%	8/1/22	3,000	3,306
New York City NY GO	5.000%	8/1/22	30,000	33,063
New York City NY GO	5.000%	8/1/22	13,085	14,421
New York City NY GO	5.000%	8/1/22	17,000	18,736
New York City NY GO	5.000%	8/1/23	4,770	5,259
New York City NY GO	5.000%	8/1/23	2,000	2,124
New York City NY GO	5.000%	8/1/23	1,600	1,827
1 New York City NY GO TOB VRDO	1.200%	2/3/20 LOC	2,265	2,265
New York City NY GO VRDO	1.160%	2/3/20	11,000	11,000
New York City NY GO VRDO	0.950%	2/7/20 LOC	10,900	10,900
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.900%	5/1/21	5,000	5,003
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.700%	7/1/21	5,850	5,851
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	2.200%	11/1/21	3,660	3,688
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	2.350%	7/1/22	17,250	17,476
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.350%	7/1/22	3,815	3,865
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	1.750%	7/3/23	11,125	11,246
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.100%	7/3/23	1,750	1,779
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.750%	12/29/23	42,500	44,401
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.750%	12/29/23	3,950	4,127
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	2,605	2,606
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	3,215	3,216
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	2.000%	12/31/21	7,750	7,785
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.200%	2/3/20 LOC	19,400	19,400
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.970%	2/7/20	36,940	36,940
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.970%	2/7/20	4,500	4,500
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.970%	2/7/20	6,440	6,440

1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.970%	2/7/20	14,700	14,700
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.970%	2/7/20	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.150%	2/3/20	11,200	11,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.180%	2/3/20	43,035	43,035
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.180%	2/3/20 LOC	17,190	17,190
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.950%	2/7/20	2,500	2,500
1 New York City NY Municipal Water Finance
Authority Water and Sewer System Revenue
TOB VRDO	0.970%	2/7/20	8,040	8,040
2 New York City NY Transitional Finance Authority
Future Tax Revenue	1.100%	2/6/20 (4)	550	550
2 New York City NY Transitional Finance Authority
Future Tax Revenue	1.190%	2/7/20 (4)	59,900	59,900
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	6,825	7,034
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	1,680	1,850
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.950%	2/7/20	6,335	6,335
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.970%	2/7/20 LOC	15,000	15,000
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/22	15,600	17,176
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	11/1/22	5,000	5,363
1 New York City NY Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	0.960%	2/7/20	18,820	18,820
1 New York City NY Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	0.970%	2/7/20	1,000	1,000
1 New York City NY Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	0.970%	2/7/20	8,000	8,000
1 New York City NY Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	0.970%	2/7/20	9,750	9,750
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/22	28,620	31,512
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/23	28,715	32,483
1 New York Convention Center Development
Corp. Revenue TOB VRDO	1.090%	2/7/20	1,770	1,770
1 New York Convention Center Development
Corp. Revenue TOB VRDO	1.090%	2/7/20	10,400	10,400
1 New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters) TOB VRDO	1.240%	2/7/20	7,500	7,500

1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.990%	2/7/20	27,435	27,435
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.990%	2/7/20	37,805	37,805
1 New York Liberty Development Corp. Revenue
TOB VRDO	1.020%	2/7/20	18,330	18,330
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	3/1/22	75,240	81,424
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT, SIFMA
Municipal Swap Index Yield + 0.450%	1.390%	6/1/22	430	430
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.960%	2/7/20	12,800	12,800
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.970%	2/7/20	3,750	3,750
1 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	0.990%	2/7/20	11,250	11,250
1 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	1.000%	2/7/20 LOC	13,955	13,955
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	64,175	64,257
New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/20	3,205	3,254
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	11/15/20	50,050	51,570
2 New York Metropolitan Transportation Authority
Revenue PUT, 67% of 1M USD LIBOR +
0.650%	1.843%	7/1/21	4,415	4,419
2 New York Metropolitan Transportation Authority
Revenue PUT, 67% of 1M USD LIBOR +
0.700%	1.893%	2/1/20	9,500	9,500
2 New York Metropolitan Transportation Authority
Revenue PUT, 69% of 1M USD LIBOR +
0.570%	1.799%	4/6/20 (4)	8,250	8,254
2 New York Metropolitan Transportation Authority
Revenue PUT, 69% of 1M USD LIBOR +
0.680%	1.909%	4/6/21 (4)	350	351
2 New York Metropolitan Transportation Authority
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.450%	1.390%	11/15/22	10,000	10,004
2 New York Metropolitan Transportation Authority
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.580%	1.520%	6/1/20	89,525	89,533
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.020%	2/7/20	12,500	12,500
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.020%	2/7/20	10,605	10,605
2 New York NY GO	1.190%	2/5/20 (4)	13,100	13,100
New York NY GO	5.000%	8/1/20	12,500	12,755
New York NY GO	4.000%	1/1/21	1,500	1,543
New York NY GO	4.000%	8/1/21	3,050	3,193
New York NY GO	5.000%	8/1/21	31,040	32,955
New York NY GO	5.000%	4/1/25	4,300	4,682

1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.960%	2/7/20	5,820	5,820
New York State Dormitory Authority Revenue	5.000%	3/15/21	50,000	52,283
New York State Dormitory Authority Revenue	5.000%	3/15/22	50,000	54,340
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/20	1,125	1,157
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	8,140	8,484
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,805	13,346
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	10,130	10,558
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	63,405	66,086
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	50,000	54,139
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	8,500	9,232
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	5,000	5,431
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/22	5,445	6,078
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	4,750	5,333
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	2,840	3,080
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	39,010	43,931
New York State Dormitory Authority Revenue
(Personal Income Tax) VRDO	1.000%	2/7/20	8,800	8,800
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.960%	2/7/20	11,200	11,200
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.960%	2/7/20	17,880	17,880
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.960%	2/7/20	7,500	7,500
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.970%	2/7/20	7,500	7,500
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.950%	2/7/20	7,500	7,500
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.970%	2/7/20	3,600	3,600
New York State Housing Finance Agency
Affordable Housing Revenue	1.800%	5/1/20	1,620	1,623
New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	2,950	2,962
New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	3,570	3,584
New York State Housing Finance Agency
Affordable Housing Revenue	1.900%	5/1/21	14,210	14,215
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	2,510	2,535
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,755	1,772

New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	5,000	5,050
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,300	1,313
New York State Housing Finance Agency
Affordable Housing Revenue	1.950%	5/1/22	4,000	4,027
New York State Housing Finance Agency
Affordable Housing Revenue	2.500%	5/1/22	4,220	4,239
New York State Housing Finance Agency
Affordable Housing Revenue	2.550%	11/1/22	3,040	3,110
New York State Housing Finance Agency
Affordable Housing Revenue	2.050%	5/1/23	3,125	3,151
New York State Housing Finance Agency
Affordable Housing Revenue	2.100%	5/1/23	1,000	1,006
New York State Housing Finance Agency
Affordable Housing Revenue	2.650%	5/1/23	6,140	6,330
New York State Housing Finance Agency
Affordable Housing Revenue	2.125%	11/1/23	1,250	1,267
New York State Housing Finance Agency
Affordable Housing Revenue	2.700%	11/1/23	2,500	2,596
New York State Housing Finance Agency
Affordable Housing Revenue PUT	1.800%	5/1/20	1,935	1,936
New York State Housing Finance Agency
Affordable Housing Revenue PUT	1.875%	11/1/21	1,625	1,627
New York State Housing Finance Agency
Housing Revenue	1.650%	11/1/21	9,005	9,075
New York State Housing Finance Agency
Housing Revenue	1.650%	11/1/21	8,500	8,567
New York State Housing Finance Agency
Housing Revenue	2.300%	5/1/22	4,650	4,718
New York State Housing Finance Agency
Housing Revenue	2.650%	5/1/22	6,865	6,883
New York State Housing Finance Agency
Housing Revenue	2.750%	11/1/22	8,565	8,576
New York State Housing Finance Agency
Revenue	1.250%	5/1/20	7,500	7,503
New York State Housing Finance Agency
Revenue	1.375%	11/1/22	1,875	1,881
New York State Housing Finance Agency
Revenue	1.450%	5/1/23	7,500	7,553
New York State Housing Finance Agency
Revenue	1.450%	5/1/23	2,500	2,513
New York State Housing Finance Agency
Revenue	1.450%	5/1/23	1,150	1,155
New York State Housing Finance Agency
Revenue	1.625%	5/1/23	3,650	3,667
New York State Housing Finance Agency
Revenue	1.500%	11/1/23	1,250	1,256
New York State Housing Finance Agency
Revenue	1.550%	11/1/23	15,000	15,054
New York State Housing Finance Agency
Revenue	1.550%	11/1/23	15,460	15,505
New York State Housing Finance Agency
Revenue	1.550%	5/1/24	2,250	2,269
New York State Housing Finance Agency
Revenue	1.600%	11/1/24	16,390	16,473

1 New York State Thruway Authority Personal
Income Tax Revenue TOB VRDO	0.960%	2/7/20	9,000	9,000
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	4,335	4,535
1 New York State Thruway Authority Revenue
TOB VRDO	0.970%	2/7/20	13,000	13,000
1 New York State Thruway Authority Revenue
TOB VRDO	1.020%	2/7/20	21,110	21,110
1 New York State Thruway Authority Revenue
TOB VRDO	1.020%	2/7/20	4,450	4,450
1 New York State Thruway Authority Revenue
TOB VRDO	1.020%	2/7/20	3,050	3,050
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	19,195	20,072
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	12,860	13,447
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.960%	2/7/20	10,000	10,000
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.960%	2/7/20	7,455	7,455
1 New York State Urban Development Corp.
Revenue TOB VRDO	0.970%	2/7/20	4,860	4,860
1 New York Urban Development Corp. Revenue
TOB VRDO	0.960%	2/7/20	7,500	7,500
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.980%	2/7/20 LOC	43,800	43,800
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.020%	2/7/20 LOC	23,500	23,500
Schenectady NY BAN	2.500%	5/8/20	9,560	9,593
Suffolk County NY GO	5.000%	4/1/20 (15)	1,790	1,801
Suffolk County NY GO	5.000%	4/1/21 (15)	2,565	2,682
Suffolk County NY GO	4.000%	10/15/21 (4)	2,035	2,136
Suffolk County NY GO	5.000%	4/1/22 (15)	3,005	3,259
Suffolk County NY GO	4.000%	10/15/22 (4)	6,680	7,206
Suffolk County NY GO	4.000%	10/15/23 (4)	4,555	5,040
Suffolk County NY GO	4.000%	2/1/24 (4)	4,315	4,810
Syracuse NY RAN	2.000%	7/7/20	10,800	10,844
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	5,905	5,976
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	1,775	1,796
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	4,435	4,652
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	1,500	1,566
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	1,575	1,708
4 Toledo OH GO	5.000%	9/1/21	1,000	1,047
4 Toledo OH GO	5.000%	9/1/22	1,620	1,752
4 Toledo OH GO	5.000%	9/1/23	1,250	1,395
4 Toledo OH GO	5.000%	9/1/24	1,500	1,723
Triborough Bridge & Tunnel Authority New York
Rev.	5.500%	1/1/22 (Prere.)	4,910	5,343
2 Triborough Bridge & Tunnel Authority New York
Revenue (MTA Bridges and Tunnels) PUT,
SIFMA Municipal Swap Index Yield + 0.250%	1.190%	11/15/24	18,115	17,992

Triborough Bridge & Tunnel Authority New York
Revenue (MTA Bridges and Tunnels) VRDO	0.950%	2/7/20 LOC	11,000	11,000
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT, 67% of SOFR + 0.500%	1.525%	2/3/20	9,000	9,002
2 Triborough Bridge & Tunnel Authority Revenue
PUT, 67% of 1M USD LIBOR + 0.500%	1.693%	11/15/21	5,485	5,492
Utica NY BAN	2.000%	1/28/21	8,700	8,774
Valley Stream NY Union Free School District
No. 13 GO	2.000%	9/4/20	7,500	7,541
Westchester County NY GO	5.000%	1/1/21	1,570	1,630
Westchester County NY Health Care Corp.
Revenue	5.125%	11/1/20	850	875
				2,691,277
North Carolina (1.6%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/20	3,345	3,413
Charlotte NC GO	5.000%	7/1/22	3,725	4,095
Charlotte NC GO	5.000%	6/1/23	4,665	5,301
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	2,310	2,349
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/22	1,390	1,528
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23	2,000	2,034
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23	1,045	1,191
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) PUT	5.000%	3/1/22	13,000	14,035
2 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) PUT, SIFMA Municipal
Swap Index Yield + 0.450%	1.390%	12/1/21	21,000	20,976
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.970%	2/7/20	10,805	10,805
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.930%	2/7/20	20,580	20,580
Columbus County NC Industrial Facilities &
Pollution Control Financing Authority Revenue
(International Paper Co.) PUT	2.000%	10/1/24	825	838
Columbus County NC Industrial Facilities &
Pollution Control Financing Authority Revenue
(International Paper Co.) PUT	2.000%	10/1/24	850	863
East Carolina University North Carolina
Revenue	5.000%	10/1/20	3,660	3,759
Fayetteville NC Metropolitan Housing Authority
Revenue PUT	1.950%	1/1/21	2,965	2,987
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/21	1,000	1,044
Greensboro NC Combined Enterprise System
Revenue	5.250%	6/1/21	4,370	4,624
Guilford County NC GO	5.000%	2/1/21	1,200	1,249
Mecklenburg County NC GO	5.000%	3/1/22	1,000	1,086
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/20	1,000	1,023
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	1,000	1,055

2 North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	1.200%	3/2/20	22,000	22,003
North Carolina GAN	5.000%	3/1/21	4,250	4,435
North Carolina GAN	5.000%	3/1/22	3,770	4,088
North Carolina GO	5.000%	6/1/20	2,840	2,878
North Carolina GO	5.000%	6/1/21	1,000	1,055
North Carolina GO	5.000%	6/1/21	17,915	18,897
North Carolina GO	4.000%	5/1/22	10,000	10,703
North Carolina GO	4.000%	6/1/22	3,240	3,476
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	2.200%	12/1/22	13,500	13,756
2 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT, SIFMA Municipal Swap Index
Yield + 0.350%	1.290%	8/28/20	10,995	10,995
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	2,080	2,107
North Carolina Medical Care Commission
Retirement Facilities Revenue (Moravian
Home Inc.)	3.550%	10/1/24	500	501
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/20	670	683
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/20	310	318
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/21	275	292
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/22	350	384
North Carolina Revenue	5.000%	5/1/22	5,380	5,872
North Carolina Revenue	5.000%	5/1/23	15,145	17,138
North Carolina Turnpike Authority Revenue	5.000%	1/1/21	700	724
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	536
Raleigh NC GO	5.000%	9/1/22	2,000	2,212
Sanford NC Enterprise System Revenue	5.000%	6/1/21	445	469
Sanford NC Enterprise System Revenue	5.000%	6/1/22	300	328
Sanford NC Enterprise System Revenue	5.000%	6/1/23	250	283
Union County NC Enterprise System Revenue	5.000%	6/1/21	765	807
Union County NC Enterprise System Revenue	5.000%	6/1/22	565	618
Union County NC GO	5.000%	9/1/20	1,430	1,464
Union County NC GO	5.000%	9/1/21	1,200	1,278
Wake County NC GO	5.000%	3/1/21	1,645	1,718
Wake County NC GO	5.000%	3/1/21	2,395	2,502
Wake County NC GO	5.000%	3/1/21	2,385	2,491
Wake County NC GO	5.000%	4/1/21	2,400	2,515
Wake County NC GO	5.000%	3/1/22	8,200	8,902
Wake County NC GO	5.000%	3/1/23	5,000	5,631
Wake County NC Limited Obligation Revenue	5.000%	9/1/22	4,250	4,695
Wake County NC Limited Obligation Revenue	5.000%	9/1/23	6,000	6,865
Wake County NC Public Improvement GO	5.000%	9/1/21	1,505	1,603
				270,057

North Dakota (0.0%)
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/20	750	772
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/21	1,000	1,064
1 North Dakota Public Finance Authority Revenue
TOB VRDO	1.030%	2/7/20	5,095	5,095
West Fargo ND GO	4.000%	5/1/21	225	233
West Fargo ND GO	4.000%	5/1/22	400	425
West Fargo ND GO	4.000%	5/1/24	465	518
				8,107
Ohio (2.8%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/20	1,460	1,501
Akron OH Income Tax Revenue	4.000%	12/1/22	355	385
Akron OH Income Tax Revenue	4.000%	12/1/23	360	401
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/21	2,605	2,755
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/22	3,750	4,107
Allen County OH Hospital Facilities Revenue
(Mercy Health) PUT	5.000%	5/5/22	14,190	15,421
2 Allen County OH Hospital Facilities Revenue
(Mercy Health) PUT, SIFMA Municipal Swap
Index Yield + 0.750%	1.690%	5/1/20	25,825	25,839
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20 (Prere.)	1,250	1,252
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects) PUT	2.250%	8/15/21	8,000	8,076
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/23	7,870	8,809
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/24	6,350	7,338
American Municipal Power Ohio Inc. Revenue
PUT	2.300%	2/15/22	23,500	23,913
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/21	750	801
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/22	750	829
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/21	900	962
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/20	275	281
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/21	285	298
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/21	925	991
Cleveland OH GO	4.000%	12/1/21	375	396
Cleveland OH GO	4.000%	12/1/22	350	380
Cleveland OH GO	5.000%	12/1/22	735	819
Cleveland OH GO	4.000%	12/1/23	500	558
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (4)	1,985	2,200
Cleveland OH Water Revenue	5.000%	1/1/21	9,025	9,364
Cleveland OH Water Revenue	5.000%	1/1/22	8,760	9,448
Columbus OH GO	5.000%	4/1/21	1,660	1,739

Columbus OH GO	5.000%	2/15/22	2,500	2,709
Columbus OH GO	5.000%	4/1/22	1,375	1,497
Columbus OH GO	5.000%	4/1/23	1,400	1,580
Columbus OH GO	5.000%	4/1/24	800	935
Confluence Community Authority OH Revenue
(Stadium & Sports Project)	4.000%	5/1/22	240	256
Confluence Community Authority OH Revenue
(Stadium & Sports Project)	4.000%	5/1/23	455	498
Confluence Community Authority OH Revenue
(Stadium & Sports Project)	4.000%	5/1/24	470	527
Confluence Community Authority OH Revenue
(Stadium & Sports Project)	5.000%	5/1/25	250	300
1 Cuyahoga OH COP TOB VRDO	1.060%	2/7/20	4,155	4,155
2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT, SIFMA Municipal
Swap Index Yield + 0.430%	1.370%	11/15/21	7,500	7,513
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.980%	2/7/20	8,250	8,250
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.950%	2/7/20	22,110	22,110
Franklin OH GO	5.000%	6/1/21	1,805	1,904
Grandview Heights OH City School District GO	4.000%	12/1/20	1,170	1,200
Grandview Heights OH City School District GO	4.000%	12/1/21	520	550
1 Hamilton County OH Hospital Facilities Revenue
(UC Health) TOB VRDO	1.000%	2/7/20 LOC	11,395	11,395
1 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.990%	2/7/20	42,200	42,200
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.970%	2/7/20	3,785	3,785
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/24	1,000	1,176
1 Montgomery County OH Kettering Health
Network Obligated Group TOB VRDO	1.140%	2/7/20	11,160	11,160
Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/22	1,750	1,937
Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/23	1,250	1,432
Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/24	725	858
Ohio Common Schools GO	5.000%	9/15/20	5,000	5,127
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	10/1/21	2,755	2,942
Ohio GO	5.000%	2/1/21	2,250	2,342
Ohio GO	5.000%	5/1/21	10,120	10,638
Ohio GO	5.000%	9/15/21	1,300	1,386
Ohio GO	5.000%	2/1/22	1,220	1,320
Ohio GO	5.000%	5/1/22	10,525	11,490
Ohio GO	5.000%	5/1/22 (Prere.)	1,250	1,365
Ohio GO	5.000%	6/15/22 (Prere.)	1,000	1,097
Ohio GO	5.000%	6/15/22	9,810	10,758
Ohio GO	5.000%	9/15/22	9,865	10,918
Ohio GO	5.000%	12/15/22	7,970	8,901
Ohio GO	5.000%	5/1/23	10,945	12,377
Ohio GO	5.000%	6/15/23	5,000	5,679
Ohio GO	5.000%	6/15/23	10,660	12,107
Ohio Higher Education GO	5.000%	5/1/21	11,050	11,615
Ohio Higher Education GO	5.000%	8/1/23	4,500	5,134

Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/20	1,500	1,546
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,119
Ohio Highway Capital Improvements GO	5.000%	5/1/21	1,130	1,188
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/25	3,500	4,147
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.150%	2/3/20	10,875	10,875
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.150%	2/3/20	13,000	13,000
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.160%	2/3/20	13,250	13,250
Ohio Housing Finance Agency Multifamily
Housing Revenue (Neilan Park Apartments
Project) PUT	1.750%	6/1/21	1,060	1,069
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	20,000	21,528
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	2,500	2,889
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	2,775	3,039
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	2,000	2,388
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/20	1,125	1,163
2 Ohio Solid Waste Revenue (Republic Services
Inc.) PUT	1.200%	3/2/20	2,500	2,500
Ohio State University General Receipts
Revenue	5.000%	12/1/20	1,250	1,293
Ohio State University General Receipts
Revenue	5.000%	12/1/21	1,400	1,505
Ohio State University General Receipts
Revenue	5.000%	12/1/22	1,110	1,238
Ohio Third Frontier Research & Development
GO	5.000%	5/1/22	1,935	2,113
Ohio Third Frontier Research & Development
GO	5.000%	5/1/23	2,035	2,301
Ohio Third Frontier Research & Development
GO	5.000%	5/1/24	2,135	2,499
1 Ohio Turnpike Commission Turnpike Revenue
TOB VRDO	1.040%	2/7/20	7,500	7,500
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/21	2,975	3,197
Ohio Water Development Authority Fresh Water
Revenue	5.250%	12/1/21	1,250	1,334
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/23	1,670	1,896
Ohio Water Development Authority Revenue	5.000%	6/1/22	1,950	2,135
Ohio Water Development Authority Revenue	5.000%	12/1/22	1,650	1,840
South-Western City OH School District (Franklin
& Pickaway Counties) GO	4.000%	12/1/22	1,390	1,511
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23	700	779
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24	535	616

Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/22	625	667
				484,111
Oklahoma (0.2%)
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/20	1,170	1,195
Oklahoma City OK GO	4.000%	3/1/21	2,940	3,039
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/22	1,000	1,087
Oklahoma Water Resources Board Revolving
Fund Revenue	5.000%	4/1/21	1,405	1,472
Tulsa County OK Independent School District
No. 11 (Owasso) GO	4.000%	1/1/21	7,450	7,656
Tulsa County OK Independent School District
No. 11 (Owasso) GO	4.000%	1/1/22	7,450	7,880
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/20	1,500	1,534
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/21	825	877
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/22	1,050	1,155
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/23	500	568
4 Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/21	975	1,021
4 Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/23	1,025	1,147
				28,631
Oregon (0.9%)
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.600%	11/15/23	1,760	1,761
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.800%	5/15/24	575	575
Jackson County OR School District No. 5 GO
(Ashland)	4.000%	6/15/21	835	870
Jackson County OR School District No. 5 GO
(Ashland)	5.000%	6/15/22	650	713
Jackson County OR School District No. 5 GO
(Ashland)	5.000%	6/15/23	680	773
Multnomah County OR GO	5.000%	6/1/20	8,345	8,457
Multnomah County OR GO	5.000%	6/1/21	8,770	9,250
Multnomah County OR GO	5.000%	6/1/22	9,205	10,085
Multnomah County OR Hospital Facilities
Authority Revenue (Adventist Health
System/West) PUT	5.000%	3/1/25	5,600	6,554
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/21	6,020	6,465
1 Oregon Department of Transportation Highway
User Tax Revenue TOB VRDO	1.000%	2/7/20	5,000	5,000
1 Oregon Facilities Authority Revenue (Reed
College Project) TOB VRDO	0.970%	2/7/20	7,500	7,500
Oregon GO	5.000%	5/1/20	2,725	2,752
Oregon GO	5.000%	8/1/20	3,300	3,367
Oregon GO	5.000%	11/1/20	3,100	3,195
Oregon GO	5.000%	5/1/21 (Prere.)	4,105	4,313

Oregon GO	5.000%	5/1/21	2,065	2,171
Oregon GO	5.000%	6/1/21	2,075	2,188
Oregon GO	5.000%	8/1/21	1,750	1,858
Oregon GO	4.000%	11/1/21	3,610	3,807
Oregon GO	5.000%	5/1/22	1,500	1,638
Oregon GO	5.000%	5/1/22	1,000	1,092
Oregon GO	5.000%	8/1/22	1,000	1,102
Oregon GO	4.000%	11/1/22	1,245	1,351
Oregon GO	5.000%	11/1/22	2,270	2,525
Oregon GO	5.000%	5/1/23	1,365	1,546
Oregon GO	5.000%	11/1/23	1,205	1,388
Oregon GO	5.000%	11/1/23	1,500	1,728
Oregon Health & Science University Revenue
PUT	5.000%	2/1/23	25,950	28,724
Oregon Health & Science University Revenue
PUT	5.000%	2/1/25	16,985	19,973
Washington & Clackamas Counties OR School
District No. 23J GO	5.000%	6/15/21 (14)	4,000	4,225
Washington Yamhill and Multnomah Counties
OR Hillsboro School District No. 1J GO	4.000%	6/15/20	1,600	1,618
				148,564
Pennsylvania (6.1%)
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/23	685	741
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/24	500	541
Allegheny County PA Higher Education Building
Authority University Revenue (Robert Morris
University)	3.000%	10/15/22	385	390
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/22	1,750	1,896
Allegheny County PA Hospital Development
Authority Revenue	5.000%	5/15/22	1,335	1,350
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/23	1,625	1,822
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/20	2,000	2,037
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	7/15/22	1,500	1,575
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/22	2,000	2,197
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/23	2,500	2,844
1,2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB PUT, SIFMA Municipal
Swap Index Yield + 0.170%	1.110%	3/2/20 LOC	10,000	10,000
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center), 67% of 3M USD LIBOR +
0.720%	2.000%	2/1/21	1,545	1,546

Allegheny County PA Port Authority Revenue	5.250%	3/1/21	1,325	1,386
Allegheny County PA Port Authority Revenue	5.250%	3/1/22	5,000	5,230
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/22	1,470	1,561
Altoona PA Sewer Revenue	5.000%	12/1/20 (4)	300	309
Altoona PA Sewer Revenue	5.000%	12/1/21 (4)	230	246
Altoona PA Sewer Revenue	5.000%	12/1/22 (4)	200	221
Altoona PA Sewer Revenue	5.000%	12/1/23 (4)	300	342
Armstrong PA School District GO	3.000%	3/15/22 (15)	300	311
Armstrong PA School District GO	3.000%	3/15/23 (15)	400	422
Armstrong PA School District GO	3.000%	3/15/24 (15)	565	604
Beaver County PA GO	4.000%	4/15/20 (15)	660	664
Beaver County PA GO	4.000%	4/15/21 (15)	695	719
Beaver County PA GO	4.000%	4/15/22 (15)	720	766
Berks County PA GO	5.000%	11/15/21	700	751
Berks County PA GO	5.000%	11/15/22	575	640
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/22	500	549
2 Bethlehem PA Area School District Authority
Revenue PUT, 70% of 1M USD LIBOR +
0.480%	1.635%	11/1/21	11,480	11,483
2 Bethlehem PA Area School District Authority
Revenue PUT, 70% of 1M USD LIBOR +
0.490%	1.645%	11/1/21	6,620	6,628
Bethlehem PA GO	5.000%	12/1/21 (4)	305	327
Bethlehem PA GO	5.000%	12/1/22 (4)	300	334
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/22 (15)	1,725	1,890
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/22	800	884
1 Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project) TOB
VRDO	1.200%	2/7/20	27,860	27,860
Coatesville PA School District GO	4.000%	8/1/20 (4)	325	329
Coatesville PA School District GO	5.000%	8/1/21 (4)	2,540	2,682
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/20	2,750	2,784
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21	1,000	1,050
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22	1,760	1,911
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/23	2,625	2,943
4 Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/23	1,780	1,983
Connellsville PA Area School District GO	4.000%	8/15/21 (15)	500	521
Connellsville PA Area School District GO	4.000%	8/15/22 (15)	535	572
Connellsville PA Area School District GO	4.000%	8/15/23 (15)	755	827
Connellsville PA Area School District GO	4.000%	8/15/24 (15)	755	847
Cornell PA School District GO	4.000%	9/1/22 (4)	190	203
Cornell PA School District GO	4.000%	9/1/23 (4)	525	572
Delaware County PA GO	5.000%	10/1/20	2,700	2,774
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	1.220%	2/3/20	24,800	24,800

Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	1,000	1,098
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	700	797
1 Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue TOB
VRDO	1.090%	2/7/20	6,380	6,380
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	15,000	15,562
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	16,930	18,250
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	1,210	1,335
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	9,500	10,618
Delaware Valley PA Regional Finance Authority
Revenue VRDO	0.950%	2/7/20 LOC	6,000	6,000
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/20	705	717
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/22	815	891
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/23	500	564
Easton PA Area School District GO	4.000%	4/1/20	250	251
Easton PA Area School District GO	4.000%	4/1/22	250	266
Easton PA Area School District GO	4.000%	4/1/23	375	409
Easton PA Area School District GO	4.000%	4/1/24	300	336
Erie PA City School District GO	5.000%	4/1/20 (4)	425	428
Erie PA City School District GO	5.000%	4/1/22 (4)	325	351
Erie PA City School District GO	5.000%	4/1/24 (4)	250	288
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/21	750	785
1 Geisinger PA Authority Health System Revenue
TOB VRDO	0.970%	2/7/20	10,800	10,800
Hamburg PA Area School District GO	5.000%	4/1/20	325	327
Hempfield PA School District GO	4.000%	3/15/20 (15)	2,745	2,754
Hempfield PA School District GO	5.000%	3/15/22 (15)	1,000	1,083
Indiana County PA Industrial Development
Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,376
Jackson PA Authority for Industrial Development
Revenue (StoneRidge Retirement Living)
VRDO	0.950%	2/7/20 LOC	14,050	14,050
Kennett PA Consolidated School District GO	4.000%	2/15/20	350	350
Kennett PA Consolidated School District GO	4.000%	2/15/21	720	743
Kennett PA Consolidated School District GO	4.000%	2/15/22	800	849
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	5.000%	11/1/22	1,000	1,105
1 Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System) TOB VRDO	0.940%	2/7/20	4,160	4,160
Lancaster PA School District GO	4.000%	6/1/21 (4)	1,000	1,039
Lancaster PA School District GO	5.000%	6/1/21 (4)	175	184
Lancaster PA School District GO	4.000%	6/1/22 (4)	530	565
Lancaster PA School District GO	5.000%	6/1/22 (4)	225	245
Lancaster PA School District GO	4.000%	6/1/23 (4)	450	492
Lancaster PA School District GO	5.000%	6/1/24 (4)	125	145

Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/20	820	833
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/21	1,250	1,320
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/22	550	603
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/23	855	969
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/24	1,120	1,309
1 Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) TOB VRDO	1.090%	2/7/20	7,425	7,425
Lehigh County PA Industrial Development
Authority Revenue (PPL Electric Utilities
Corp.) PUT	1.800%	9/1/22	750	759
Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,034
Luzerne County PA GO	5.000%	12/15/21 (4)	1,500	1,606
Luzerne County PA GO	5.000%	12/15/22 (4)	1,000	1,105
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/21 (4)	1,190	1,265
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/22 (4)	1,305	1,431
Lycoming County PA Authority Revenue
(Lycoming College)	5.000%	11/1/22	250	274
2 Manheim Township PA School District GO PUT,
68% of 1M USD LIBOR + 0.470%	1.681%	11/1/21	2,000	2,005
2 Manheim Township PA School District GO, 68%
of 1M USD LIBOR + 0.270%	1.481%	5/1/20	1,415	1,415
2 Manheim Township PA School District GO, 68%
of 1M USD LIBOR + 0.320%	1.531%	5/3/21	1,000	1,001
2 Manheim Township PA School District GO, 68%
of 1M USD LIBOR + 0.420%	1.631%	11/1/21	1,125	1,128
Montgomery County PA GO	4.000%	5/1/21	1,990	2,068
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/20	1,260	1,285
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/21	1,320	1,385
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/22	825	908
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/22	450	495
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/23	1,275	1,451
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/23	350	398

Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/24	375	440
2 Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University) PUT, SIFMA Municipal Swap
Index Yield + 0.720%	1.660%	9/1/23	9,250	9,250
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,012
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,019
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	11,250	11,305
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	4.000%	12/1/22	500	531
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/23	820	917
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	2.000%	12/1/20	650	650
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	3.000%	12/1/22	785	804
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	764
1 Mount Lebanon PA School District GO TOB
VRDO	0.990%	2/7/20	15,500	15,500
New Kensington Arnold PA School District GO	4.000%	5/15/20 (15)	820	827
New Kensington Arnold PA School District GO	4.000%	5/15/21 (15)	940	975
New Kensington Arnold PA School District GO	4.000%	5/15/22 (15)	970	1,031
2 North Penn PA Water Authority Revenue,
SIFMA Municipal Swap Index Yield + 0.260%	1.200%	11/1/21	755	755
2 North Penn PA Water Authority Revenue,
SIFMA Municipal Swap Index Yield + 0.360%	1.300%	11/1/22	810	810
2 North Penn PA Water Authority Revenue,
SIFMA Municipal Swap Index Yield + 0.560%	1.500%	11/1/24	500	500
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,020
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT, SIFMA Municipal Swap
Index Yield + 1.400%	2.340%	8/15/20	8,125	8,131
Octorara PA Area School District GO	2.000%	4/1/20 (4)	250	250
Octorara PA Area School District GO	4.000%	4/1/22 (4)	350	372
Octorara PA Area School District GO	4.000%	4/1/24 (4)	325	362
Pennsylvania COP	5.000%	7/1/20	470	477
Pennsylvania COP	5.000%	7/1/22	300	327
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/22	5,000	5,421
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	1.040%	2/7/20	3,335	3,335

Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.150%	11/1/21	1,250	1,268
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.800%	12/1/21	10,000	10,317
Pennsylvania GO	5.000%	3/1/21	11,900	12,430
Pennsylvania GO	5.000%	11/15/21 (Prere.)	10,000	10,735
Pennsylvania GO	5.000%	11/15/21 (Prere.)	8,250	8,857
Pennsylvania GO	5.000%	3/1/22	5,100	5,532
Pennsylvania GO	5.000%	7/15/23	20,000	22,781
Pennsylvania GO	5.000%	8/15/23	10,000	11,423
Pennsylvania GO	5.000%	1/15/24	4,385	5,081
1 Pennsylvania GO TOB VRDO	0.970%	2/7/20	7,625	7,625
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/20	3,575	3,628
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/20	1,205	1,223
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/21	4,830	5,098
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/21	1,285	1,356
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/22	5,920	6,465
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/22	1,360	1,485
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)
TOB VRDO	1.000%	2/7/20	7,560	7,560
1 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Housing Project) TOB VRDO	1.290%	2/7/20 LOC	29,490	29,490
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.250%	4/30/20	2,205	2,209
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.850%	5/1/21	1,565	1,592
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.940%	2/7/20	5,370	5,370
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/20	5,060	5,124
1 Pennsylvania Turnpike Commission Motor
License Fund Revenue TOB VRDO	1.090%	2/7/20	4,350	4,350
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/22	595	660
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	18,764
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	325	336
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	375	403
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,130	6,585
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	480	534
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	5,250	5,839
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	500	556
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	1,000	1,125
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	4,300	4,946
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	500	575
Pennsylvania Turnpike Commission Revenue	2.000%	12/1/24	1,500	1,570

1,2 Pennsylvania Turnpike Commission Revenue
	TOB PUT	1.210%	2/3/20 (4)LOC	28,485	28,485
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.120%	2/7/20	1,880	1,880
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.120%	2/7/20	5,595	5,595
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.350%	1.290%	12/1/20	3,750	3,753
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.430%	1.370%	12/1/21	10,000	10,021
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.500%	1.440%	12/1/21	25,000	25,048
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.880%	1.820%	12/1/20	1,500	1,504
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.980%	1.920%	12/1/21	8,095	8,171
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 1.270%	2.210%	12/1/20	1,930	1,937
	Philadelphia PA Authority for Industrial
	Development Revenue	5.000%	12/1/25 (4)	200	243
1	Philadelphia PA Authority for Industrial
	Development Revenue (Children's Hospital of
	Philadelphia Project) TOB VRDO	0.970%	2/7/20	7,500	7,500
1	Philadelphia PA Authority for Industrial
	Development Revenue (Children's Hospital of
	Philadelphia Project) TOB VRDO	0.970%	2/7/20	7,500	7,500
	Philadelphia PA Gas Works Revenue	5.000%	10/1/20	3,500	3,591
	Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,100	3,422
	Philadelphia PA Gas Works Revenue VRDO	0.920%	2/7/20 LOC	7,300	7,300
	Philadelphia PA GO	5.000%	8/1/20	2,225	2,269
	Philadelphia PA GO	5.000%	8/1/21	1,835	1,944
	Philadelphia PA GO	5.000%	8/1/22	2,385	2,617
	Philadelphia PA GO	5.000%	8/1/24	2,635	3,092
1	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue
	(Children's Hospital of Philadelphia Project)
	TOB VRDO	0.970%	2/7/20	4,765	4,765
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Temple
	University Health System Obligated Group)	5.000%	7/1/20	1,700	1,724
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Temple
	University Health System Obligated Group)	5.000%	7/1/21	715	749
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Temple
	University Health System Obligated Group)	5.000%	7/1/22	1,000	1,078
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Temple
	University Health System Obligated Group)	5.000%	7/1/23	1,000	1,108
	Philadelphia PA School District GO	4.000%	3/31/20	30,000	30,147
	Philadelphia PA School District GO	5.000%	9/1/20	2,975	3,041
	Philadelphia PA School District GO	5.000%	9/1/20	4,000	4,089
	Philadelphia PA School District GO	5.000%	9/1/20	780	797
	Philadelphia PA School District GO	5.000%	9/1/21	1,365	1,445
	Philadelphia PA School District GO	5.000%	9/1/21	490	519
4	Philadelphia PA School District GO	5.000%	9/1/21	6,500	6,801
	Philadelphia PA School District GO	5.000%	9/1/21	1,250	1,324

Philadelphia PA School District GO	5.000%	9/1/21	5,250	5,371
4 Philadelphia PA School District GO	5.000%	9/1/22	3,500	3,787
Philadelphia PA School District GO	5.000%	9/1/22	1,300	1,429
Philadelphia PA School District GO	5.000%	9/1/23	1,095	1,240
4 Philadelphia PA School District GO	5.000%	9/1/23	2,825	3,158
Philadelphia PA School District GO	5.000%	9/1/23	1,630	1,846
4 Philadelphia PA School District GO	5.000%	9/1/24	315	364
Philadelphia PA School District GO	5.000%	9/1/24	1,050	1,225
Philadelphia PA School District GO	5.000%	9/1/24	1,000	1,166
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.950%	2/7/20 (4)	125,135	125,135
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	4.000%	12/15/20	500	513
Pittsburgh PA GO	5.000%	9/1/21	500	532
Pittsburgh PA Urban Redevelopment Authority
Revenue (Crawford 123 LP) PUT	2.250%	6/1/20	3,150	3,152
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	12,995	13,298
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/21 (4)	13,650	14,514
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/22	300	331
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/23	285	325
2 Pittsburgh PA Water & Sewer Authority
Revenue PUT, 70% of 1M USD LIBOR +
0.640%	1.890%	12/1/20 (4)	51,000	51,012
Reading PA School District GO	5.000%	3/1/22 (4)	540	582
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/21	1,000	1,069
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/22	765	847
Scranton Pennsylvania School District GO	5.000%	6/1/20	645	652
2 Scranton School District Pennsylvania GO PUT,
68% of 1M USD LIBOR + 0.850%	2.061%	4/1/21	2,755	2,757
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/21	675	705
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/22	300	325
Susquehanna Township PA School District GO	4.000%	5/15/22	250	267
Susquehanna Township PA School District GO	4.000%	5/15/23	500	547
Susquehanna Township PA School District GO	4.000%	5/15/24	500	560
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/20	3,515	3,604
2 University of Pittsburgh Pennsylvania of the
Commonwealth System of Higher Education
Revenue, SIFMA Municipal Swap Index Yield
+ 0.360%	1.300%	2/15/24	24,000	24,025
University Area Joint Authority Pennsylvania
Sewer Revenue	4.000%	11/1/20 (15)	1,535	1,569
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/21 (15)	1,245	1,329
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/22 (15)	545	603

Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.950%	2/7/20 LOC	11,345	11,345
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	1.090%	2/7/20 (15)	5,665	5,665
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	1.090%	2/7/20 (15)	3,685	3,685
Wilkes-Barre PA Area School District GO	5.000%	4/15/23 (15)	225	251
York County PA School of Technology Authority
Lease Revenue	4.000%	2/15/20 (15)	500	500
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/21 (15)	740	770
				1,044,120
Puerto Rico (0.2%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.000%	7/1/21	3,385	3,533
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/20 (14)	1,025	1,037
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	3,250	3,307
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	2,595	2,634
Puerto Rico GO	5.500%	7/1/20 (14)	5,750	5,827
Puerto Rico GO	5.500%	7/1/20 (14)	515	522
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	16,407	14,904
				31,764
Rhode Island (0.1%)
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/22	500	544
1 Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island) TOB VRDO	1.040%	2/7/20	6,670	6,670
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/20	2,640	2,667
Rhode Island Housing & Mortgage Finance
Corp. Revenue PUT	1.700%	10/1/22	4,000	4,009
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/20	150	154
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/23	125	143
				14,187
South Carolina (0.8%)
Beaufort County SC School District GO	5.000%	3/1/21	5,000	5,222
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.990%	2/7/20	7,250	7,250
2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT, 70% of 1M USD
LIBOR + 0.370%	1.522%	1/1/22	25,000	25,031
1 Charleston SC Waterworks & Sewer Capital
Improvement Revenue TOB VRDO	0.970%	2/7/20 (Prere.)	7,500	7,500
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/23	575	628
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/24	250	280

Greenville SC Hospital System Board Hospital
Facilities Revenue	5.000%	5/1/21	555	582
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/21	500	535
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/21	1,000	1,069
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/20	1,000	1,027
2 Patriots Energy Group Finance Authority South
Carolina Gas Supply Revenue PUT	4.000%	2/1/24	10,000	11,015
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	1,250	1,294
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/20	1,310	1,310
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/21	1,900	1,971
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/24	1,000	1,159
South Carolina Public Service Authority
Revenue	4.000%	12/1/20 (ETM)	450	462
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	4,125	4,257
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	21,000	21,672
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	1,100	1,178
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	3,285	3,516
South Carolina Public Service Authority
Revenue	5.000%	12/1/21 (ETM)	425	456
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	5,865	6,278
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	350	376
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	6/1/22 (Prere.)	600	656
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	6/1/22 (Prere.)	520	568
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	12/1/22	570	621
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	12/1/23	600	654
South Carolina Public Service Authority
Revenue VRDO	0.980%	2/7/20 LOC	21,205	21,205
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/21	4,000	4,267
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/22 (Prere.)	8,115	8,989
				141,028
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/20	1,130	1,156

South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/21	1,500	1,593
South Dakota Health & Educational Facilities
Authority Revenue PUT	5.000%	7/1/24	4,805	5,549
				8,298
Tennessee (1.3%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/23 (Prere.)	5,350	6,002
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.220%	2/3/20 LOC	16,005	16,005
Franklin TN GO	5.000%	3/1/22	1,170	1,270
Franklin TN GO	5.000%	3/1/22	1,640	1,780
Franklin TN GO	5.000%	6/1/24	1,000	1,176
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/20	1,500	1,525
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/21	1,075	1,136
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/22	1,250	1,370
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/23	900	1,021
Hamilton County TN GO	5.000%	1/1/21	1,200	1,204
Hamilton County TN GO	5.000%	4/1/21	10,810	11,327
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/23	1,000	1,119
Knox County TN GO	5.000%	6/1/23	1,155	1,311
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/20	395	397
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/20	1,155	1,178
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/21	635	653
Memphis TN GO	5.000%	7/1/22	7,130	7,250
1 Memphis TN GO TOB VRDO	1.090%	2/7/20	5,995	5,995
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	17,650	17,714
Metropolitan Government of Nashville &
Davidson County TN Revenue (Extendible)
CP	1.250%	2/18/20	17,000	17,001
Metropolitan Government of Nashville &
Davidson County TN Revenue (Extendible)
CP	1.250%	2/26/20	25,000	25,001
1 Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue
TOB VRDO	1.060%	2/7/20	2,500	2,500
Shelby County TN GO	5.000%	3/1/21	1,230	1,285
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/20	1,000	1,010

Tennergy Corp. Tennessee Gas Revenue PUT	5.000%	10/1/24	7,500	8,721
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	4,000	4,000
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	2,500	2,560
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,500	2,766
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	37,465	40,551
Tennessee GO	5.000%	8/1/21	1,095	1,162
Tennessee GO	5.000%	8/1/21	1,000	1,062
Tennessee GO	5.000%	2/1/22	7,270	7,868
Tennessee GO	4.000%	8/1/22	6,865	7,400
Tennessee GO	5.000%	8/1/22	1,500	1,654
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/21	2,500	2,679
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	2,695	3,103
Williamson County TN GO	5.000%	4/1/21	500	524
Williamson County TN GO	5.000%	4/1/21	1,125	1,179
Williamson County TN GO	5.000%	4/1/22	1,450	1,579
Williamson County TN GO	5.000%	4/1/22	1,465	1,595
Wilson County TN GO	5.000%	4/1/23	2,885	3,253
				217,886
Texas (14.8%)
Aldine TX Independent School District GO	5.000%	2/15/20	8,875	8,886
Alief TX Independent School District GO	5.000%	2/15/22	1,000	1,083
Alief TX Independent School District GO	4.000%	2/15/23	1,000	1,062
Allen TX Independent School District GO	5.000%	2/15/23	1,990	2,233
Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,526
2 Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,335	9,496
Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,850
Arlington TX GO	5.000%	8/15/21	1,395	1,483
Arlington TX GO	5.000%	8/15/22	1,400	1,545
Arlington TX GO	5.000%	8/15/23	1,000	1,143
Arlington TX GO	5.000%	8/15/23	1,395	1,595
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	5.000%	8/15/21	375	398
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	5.000%	8/15/23	300	341
Arlington TX Independent School District GO	5.000%	2/15/20	1,200	1,202
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/21	560	580
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/21	530	547
Austin TX Affordable Multifamily Housing
Revenue (Commons at Goodnight
Apartments) PUT	1.850%	7/1/20	10,000	10,029
§ Austin TX Combined Utility System Revenue CP	1.110%	7/2/20	35,530	35,530
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/20	200	204
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/21	150	159
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/22	150	165

Austin TX Water & Wastewater System
Revenue	5.000%	5/15/22 (ETM)	500	545
Austin TX Water & Wastewater System
Revenue	5.000%	5/15/22	500	546
Bexar County TX GO	5.000%	6/15/20	7,840	7,958
Bexar County TX GO	5.000%	6/15/20	2,595	2,634
Bexar County TX GO	5.000%	6/15/23	1,885	2,138
Bexar County TX GO	5.000%	6/15/24	350	411
Brazosport TX Independent School District GO	5.000%	2/15/23	1,550	1,737
Calhoun County TX Independent School District
GO	5.000%	2/15/23	6,415	7,187
Calhoun County TX Independent School District
GO	5.000%	2/15/24	3,895	4,508
Capital Area Housing Finance Corp. Texas
Revenue (Mission Trail El Camino Real
Apartments) PUT	2.100%	9/1/22	6,875	6,970
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,435	1,485
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/22	3,500	3,639
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	5,583
Clear Creek TX Independent School District GO	5.000%	2/15/22	1,625	1,760
Clear Creek TX Independent School District GO	5.000%	2/15/23	430	483
Clear Creek TX Independent School District GO	5.000%	2/15/24	435	506
Clear Creek TX Independent School District GO
PUT	1.450%	8/14/20	9,950	9,971
2 Clear Creek TX Independent School District GO
PUT	2.150%	8/16/21	9,550	9,709
Clear Creek TX Independent School District GO
PUT	1.350%	8/15/22	10,500	10,568
2 Coastal Bend TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	1.170%	2/6/20 (4)	6,150	6,150
College Station TX GO	5.000%	2/15/21	3,145	3,277
College Station TX GO	5.000%	2/15/22	1,655	1,792
College Station TX GO	5.000%	2/15/23	1,735	1,947
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/21	770	799
Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,233
Conroe TX Independent School District GO	5.000%	2/15/22	3,870	4,192
Conroe TX Independent School District GO	5.000%	2/15/23	10,600	11,902
Conroe TX Independent School District GO	5.000%	2/15/24	9,235	10,728
1 Conroe TX Independent School District GO TOB
VRDO	1.210%	2/3/20	7,400	7,400
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/22	4,020	4,190
Cypress-Fairbanks TX Independent School
District GO	4.000%	2/15/24	10,140	11,069
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/26	1,395	1,453
Cypress-Fairbanks TX Independent School
District GO PUT	1.400%	8/17/20	5,375	5,387
Cypress-Fairbanks TX Independent School
District GO PUT	1.400%	8/17/20	7,075	7,091
Cypress-Fairbanks TX Independent School
District GO PUT	3.000%	8/17/20	5,700	5,762

2 Cypress-Fairbanks TX Independent School
District GO PUT	2.125%	8/16/21	6,780	6,899
2 Cypress-Fairbanks TX Independent School
District GO PUT	2.125%	8/16/21	1,080	1,099
2 Cypress-Fairbanks TX Independent School
District GO PUT	1.250%	8/15/22	14,625	14,683
2 Cypress-Fairbanks TX Independent School
District GO PUT	1.250%	8/15/22	10,250	10,291
Cypress-Fairbanks TX Independent School
District GO PUT	1.250%	8/15/22	8,000	8,032
Dallas County TX GO	5.000%	8/15/22	3,700	4,079
Dallas TX GO	5.000%	2/15/20	1,255	1,257
Dallas TX GO	5.000%	2/15/20	7,165	7,174
Dallas TX GO	5.000%	2/15/22	7,700	8,319
Dallas TX GO	5.000%	2/15/22	9,030	9,756
Dallas TX GO	5.000%	2/15/23	1,445	1,564
Dallas TX GO	5.000%	2/15/23	7,700	8,614
Dallas TX GO	5.000%	2/15/23	3,000	3,356
Dallas TX GO	5.000%	2/15/23	9,455	10,577
Dallas TX Housing Finance Corp. Revenue
(Estates at Shiloh) PUT	1.510%	7/1/23	3,750	3,778
Dallas TX Independent School District GO PUT	5.000%	2/15/20	15,000	15,019
Dallas TX Independent School District GO PUT	5.000%	2/15/21	1,000	1,041
Dallas TX Independent School District GO PUT	5.000%	2/15/22	1,625	1,757
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/20	3,000	3,081
Deer Park TX Independent School District GO
PUT	1.550%	10/1/20	2,075	2,082
Denton County TX GO	5.000%	7/15/20	1,100	1,120
Denton TX Independent School District GO PUT	2.000%	8/1/24	4,500	4,668
Dickinson TX Independent School District GO
PUT	1.350%	8/2/21	2,600	2,613
Eagle Mountain & Saginaw TX Independent
School District GO	5.000%	8/15/23	850	970
Eagle Mountain & Saginaw TX Independent
School District GO	5.000%	8/15/24	750	885
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/24	10,275	10,676
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	6,930	7,238
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	3,750	4,063
Fort Bend TX Independent School District GO	5.000%	8/15/22	2,455	2,509
Fort Bend TX Independent School District GO
PUT	1.350%	8/1/20	5,990	6,000
Fort Bend TX Independent School District GO
PUT	1.500%	8/1/21	5,345	5,384
Fort Bend TX Independent School District GO
PUT	1.950%	8/1/22	12,500	12,751
Fort Worth TX GO	5.000%	3/1/22	1,100	1,148
Fort Worth TX GO	4.000%	3/1/23	2,255	2,466
Fort Worth TX Independent School District GO	5.000%	2/15/22	2,010	2,178
Fort Worth TX Independent School District GO	5.000%	2/15/23	2,165	2,432
Fort Worth TX Independent School District GO	5.000%	2/15/24	4,525	5,264
1 Fort Worth TX Special Tax Revenue TOB VRDO	1.110%	2/7/20	11,675	11,675
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	4,005	4,010
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	1,680	1,682
Fort Worth TX Water & Sewer Revenue	5.250%	2/15/21	1,880	1,886
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/22	1,665	1,804

	Frisco TX Independent School District GO	5.000%	8/15/21	1,500	1,595
	Frisco TX Independent School District GO	5.000%	8/15/22	1,210	1,335
	Galena Park TX Independent School District GO	5.000%	8/15/22	580	639
	Galena Park TX Independent School District GO	5.000%	8/15/23	1,710	1,951
	Galveston County TX GO	4.000%	2/1/20	1,200	1,200
	Georgetown TX Independent School District GO
	PUT	2.000%	8/1/20	12,000	12,059
	Georgetown TX Independent School District GO
	PUT	2.750%	8/1/22	7,750	8,059
	Goose Creek TX Consolidated Independent
	School District GO	5.000%	2/15/21	6,135	6,396
	Goose Creek TX Consolidated Independent
	School District GO	5.000%	2/15/23	1,650	1,719
2	Goose Creek TX Consolidated Independent
	School District GO PUT	1.950%	8/14/20	6,750	6,783
	Goose Creek TX Consolidated Independent
	School District GO PUT	3.000%	10/1/20	13,700	13,878
	Goose Creek TX Consolidated Independent
	School District GO PUT	1.300%	8/16/21	6,900	6,930
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue PUT	5.000%	10/1/23	16,365	18,631
	Grand Parkway Transportation Corp. Texas
	BAN	5.000%	2/1/23	104,460	116,242
1,2 Grapevine-Colleyville TX Independent School
	District GO TOB PUT	0.970%	2/7/20	22,005	22,005
	Grapevine-Colleyville TX Independent School
	District GO PUT	2.000%	8/1/20 (Prere.)	1,780	1,789
	Grapevine-Colleyville TX Independent School
	District GO PUT	2.000%	8/1/20	1,970	1,980
2	Harlandale TX Independent School District GO
	PUT	3.000%	8/15/21	13,775	13,920
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	5.000%	12/1/21	2,000	2,144
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	5.000%	12/1/22	1,000	1,110
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	5.000%	12/1/23	1,500	1,721
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) PUT	5.000%	12/1/22	6,250	6,919
2	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) PUT, SIFMA
	Municipal Swap Index Yield + 0.375%	1.315%	4/1/21	17,500	17,501
2	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) PUT, SIFMA
	Municipal Swap Index Yield + 0.420%	1.360%	12/1/22	6,500	6,500
1	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) TOB VRDO	1.210%	2/3/20 LOC	11,040	11,040

2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System), SIFMA
Municipal Swap Index Yield + 0.830%	1.770%	6/1/21	1,000	1,007
4 Harris County TX Cultural Education Facilities
Finance Corp. Revenue	5.000%	6/1/21	1,205	1,264
4 Harris County TX Cultural Education Facilities
Finance Corp. Revenue	5.000%	6/1/22	500	542
4 Harris County TX Cultural Education Facilities
Finance Corp. Revenue	5.000%	6/1/23	700	783
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/20	4,000	4,106
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/21	1,580	1,685
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/22	1,000	1,106
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/23	1,250	1,430
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/24	2,000	2,364
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) PUT	5.000%	10/1/24	10,000	11,778
2 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) PUT, 68% of 1M USD LIBOR +
0.850%	1.969%	6/1/20	32,500	32,511
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/20	860	887
Harris County TX Flood Control District GO	5.000%	10/1/23	11,655	13,377
Harris County TX GO	5.000%	8/15/20	4,250	4,343
Harris County TX GO	5.000%	10/1/20	3,005	3,087
Harris County TX GO	5.000%	10/1/20	4,760	4,889
Harris County TX GO	5.000%	10/1/22	9,845	10,916
Harris County TX GO	5.000%	8/15/23	3,280	3,749
Harris County TX GO	5.000%	10/1/23	1,410	1,619
2 Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	1.140%	2/6/20 (4)	7,025	7,025
2 Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	1.180%	2/6/20 (4)	900	900
Harris County TX Hospital District Revenue	5.000%	2/15/23	1,770	1,972
1 Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue TOB VRDO	0.970%	2/7/20	7,660	7,660
Hays County TX GO	5.000%	2/15/22	600	650
Houston TX GO	5.000%	3/1/20	3,030	3,039
Houston TX GO	5.000%	3/1/21	17,850	18,635
Houston TX GO	5.000%	3/1/21	2,500	2,610
Houston TX GO	5.000%	3/1/22	3,000	3,254
Houston TX GO	5.000%	3/1/23	1,750	1,966
Houston TX Independent School District GO	5.000%	2/15/21	17,605	18,355
Houston TX Independent School District GO	5.000%	2/15/22	2,515	2,724

Houston TX Independent School District GO
PUT	1.450%	6/1/20	16,580	16,604
Houston TX Independent School District GO
PUT	2.200%	6/1/20	6,000	6,023
Houston TX Independent School District GO
PUT	2.400%	6/1/21	3,450	3,513
Houston TX Independent School District GO
PUT	2.400%	6/1/21	3,400	3,462
Houston TX Independent School District GO
PUT	2.250%	6/1/22	20,500	21,121
Houston TX Independent School District GO
PUT	2.250%	6/1/22	12,500	12,870
Houston TX Utility System Revenue	4.000%	11/15/20	1,780	1,823
Houston TX Utility System Revenue	4.000%	11/15/21	1,795	1,894
2 Houston TX Utility System Revenue PUT, 70%
of 1M USD LIBOR + 0.360%	1.515%	8/1/21	45,100	45,142
2 Houston TX Utility System Revenue PUT,
SIFMA Municipal Swap Index Yield + 0.900%	1.840%	5/1/20	37,000	37,011
Humble TX Independent School District GO	5.000%	2/15/20	2,060	2,063
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/21	1,250	1,329
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/22	1,000	1,101
Irving TX GO	4.000%	9/15/22	2,980	3,218
Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,003
Katy TX Independent School District GO	5.000%	2/15/20	2,600	2,603
2 Katy TX Independent School District GO PUT,
67% of 1M USD LIBOR + 0.280%	1.403%	8/16/21	9,750	9,749
Lake Travis TX Independent School District
Revenue GO PUT	2.625%	2/15/22 (Prere.)	505	522
Lake Travis TX Independent School District
Revenue GO PUT	2.625%	2/15/22	5,100	5,244
2 Lamar TX Consolidated Independent School
District GO PUT	1.950%	8/17/20	17,330	17,417
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/20	305	306
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/21	300	313
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/23	345	385
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/25	115	136
Leander TX Independent School District GO	5.000%	8/15/21	1,000	1,063
Leander TX Independent School District GO	5.000%	8/15/21	1,500	1,595
Leander TX Independent School District GO	5.000%	8/15/22	2,250	2,479
Leander TX Independent School District GO	5.000%	8/15/23	1,500	1,710
Lewisville TX Independent School District GO	5.000%	8/15/22	1,185	1,308
Lewisville TX Independent School District GO	5.000%	8/15/22	6,085	6,717
Little Elm TX Independent School District GO	5.000%	8/15/23	950	1,085
Little Elm TX Independent School District GO	5.000%	8/15/24	1,000	1,180
Lone Star College System Texas GO	5.000%	2/15/21	1,150	1,199
Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,001
Longview TX Independent School District GO	5.000%	2/15/23	575	645
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	675	683
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	1,950	2,128
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/23	3,205	3,369
1 Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.) TOB VRDO	1.060%	2/7/20	5,370	5,370

Lubbock TX GO	5.000%	2/15/20	1,010	1,011
Lubbock TX GO	5.000%	2/15/20	1,150	1,151
Mansfield TX Independent School District GO
PUT	2.500%	8/1/21	8,285	8,467
Memorial City TX Redevelopment Authority	5.000%	9/1/20 (4)	750	767
Memorial City TX Redevelopment Authority	5.000%	9/1/21 (4)	595	632
Memorial City TX Redevelopment Authority	5.000%	9/1/22 (4)	500	549
Memorial City TX Redevelopment Authority	5.000%	9/1/24 (4)	575	670
Midlothian TX Independent School District GO
PUT	2.500%	8/1/20	5,500	5,540
Midlothian TX Independent School District
Revenue GO PUT	2.000%	8/1/24	3,265	3,387
Nederland TX Independent School District GO	5.000%	8/15/22	1,620	1,781
New Caney TX Independent School District GO
PUT	3.000%	8/15/21	8,250	8,499
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/21	1,855	1,969
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	4.000%	11/1/21	930	966
North East TX Independent School District GO	5.000%	8/1/21	1,160	1,231
North East TX Independent School District GO	5.000%	2/1/23	3,185	3,571
North East TX Independent School District GO
PUT	1.420%	8/1/21	545	546
North East TX Independent School District GO
PUT	2.375%	8/1/22	7,500	7,727
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/20	1,410	1,429
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/21	1,450	1,529
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System Revenue	5.000%	6/1/21	1,690	1,782
North Texas Municipal Water District
Wastewater System Revenue (Upper East
Interceptor)	5.000%	6/1/20	1,405	1,424
North Texas Municipal Water District Water
System Revenue	4.000%	9/1/22	2,950	3,175
North Texas Municipal Water District Water
System Revenue	5.250%	9/1/22	4,705	5,124
North Texas Municipal Water District Water
System Revenue	4.000%	9/1/23	3,070	3,394
North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,000	4,148
North Texas Tollway Authority System Revenue	4.000%	1/1/22	1,000	1,057
North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,725	2,935
North Texas Tollway Authority System Revenue	5.000%	1/1/23	3,065	3,424
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,685	2,998
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,000	2,234
North Texas Tollway Authority System Revenue	5.000%	1/1/23	5,460	6,096
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,617
North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,750	5,479
Northside Independent School District Texas
GO	5.000%	8/1/20	2,315	2,362
Northside Independent School District Texas
GO	5.000%	2/15/21	1,000	1,043
2 Northside Independent School District Texas
GO PUT	1.450%	6/1/20	15,935	15,958

2 Northside Independent School District Texas
GO PUT	2.125%	8/1/20	7,120	7,159
Northside Independent School District Texas
GO PUT	2.000%	6/1/21	1,900	1,925
Northside Independent School District Texas
GO PUT	1.750%	6/1/22	1,665	1,668
Northside Independent School District Texas
GO PUT	2.750%	8/1/23	15,840	16,708
Northside Independent School District Texas
GO PUT	1.600%	8/1/24	16,750	17,008
2 Pasadena TX Independent School District GO
PUT	1.500%	8/15/24	15,000	15,246
Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,702
Pflugerville TX Independent School District GO
PUT	2.250%	8/15/22	1,725	1,776
Pflugerville TX Independent School District GO
PUT	2.500%	8/15/23	4,000	4,190
Richardson TX Independent School District GO	5.000%	2/15/21	3,125	3,258
Richardson TX Independent School District GO	5.000%	2/15/22	500	542
Round Rock TX GO	5.000%	8/15/22	1,120	1,234
Round Rock TX Independent School District GO	5.000%	8/1/20	1,060	1,082
2 Round Rock TX Independent School District GO
PUT	1.500%	8/1/21	3,945	3,955
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	5,450	5,450
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	6,000	6,249
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	6,000	6,603
2 San Antonio TX Electric & Gas Systems
Revenue PUT	1.750%	2/1/20	13,365	13,742
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/21	32,725	33,098
San Antonio TX Electric & Gas Systems
Revenue PUT	2.750%	12/1/22	12,500	13,061
San Antonio TX Electric & Gas Systems
Revenue PUT	1.750%	12/1/24	11,135	11,449
San Antonio TX Electric & Gas Systems
Revenue PUT	1.750%	12/1/25	1,685	1,740
San Antonio TX GO	5.000%	2/1/20	2,000	2,000
San Antonio TX GO	5.000%	2/1/23	570	617
San Antonio TX GO	5.000%	8/1/23	6,000	6,840
San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,379
San Antonio TX Independent School District GO	5.000%	8/15/23	1,600	1,830
San Antonio TX Independent School District GO	5.000%	8/15/24	1,250	1,479
San Antonio TX Water Revenue PUT	2.000%	11/1/21	6,720	6,821
San Antonio TX Water Revenue PUT	2.000%	11/1/22	15,190	15,545
San Antonio TX Water Revenue PUT	2.625%	5/1/24	7,810	8,293
Sherman TX Independent School District GO
PUT	3.000%	8/1/20	1,525	1,540
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/21	500	534
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	500	553

Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,915	1,915
Spring Branch TX Independent School District
GO	5.000%	2/1/23	1,500	1,682
Spring Branch TX Independent School District
GO PUT	1.550%	6/15/21	5,500	5,529
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	0.970%	2/7/20	9,240	9,240
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	1.190%	2/7/20 LOC	12,840	12,840
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project) TOB VRDO	1.060%	2/7/20	3,900	3,900
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/20	500	508
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21	1,105	1,165
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22	875	954
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23	750	845
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	1.000%	2/7/20 LOC	17,500	17,500
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	1.040%	2/7/20	2,000	2,000
Temple TX Independent School District GO	4.000%	2/1/22	1,120	1,155
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/20	7,000	7,081
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	2,460	2,589
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,755	1,847
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,000	1,053
Texas A&M University System Revenue Board
of Regents Revenue	4.000%	5/15/23	2,750	3,027
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/23	4,785	5,422
Texas City TX Independent School District GO	5.000%	8/15/20	560	572
Texas City TX Independent School District GO	5.000%	8/15/21	500	532
Texas City TX Independent School District GO	5.000%	8/15/22	225	248
Texas City TX Independent School District GO	5.000%	8/15/23	595	679
Texas GO	5.000%	8/1/20	1,000	1,020
Texas GO	5.000%	8/1/20	1,000	1,020
Texas GO	4.000%	8/27/20	395,000	401,814
Texas GO	5.000%	10/1/20	1,250	1,284
Texas GO	5.000%	8/1/21	1,000	1,062
Texas GO VRDO	1.000%	2/7/20	40,215	40,215
Texas GO VRDO	1.000%	2/7/20	54,300	54,300
Texas GO VRDO	1.000%	2/7/20	6,100	6,100
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	7,700	7,970

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	1,815	2,008
Texas Public Finance Authority Lease Revenue	5.000%	2/1/20	3,500	3,500
Texas Public Finance Authority Lease Revenue	5.000%	2/1/21	2,500	2,602
Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	2,150	2,323
Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	865	969
Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	695
Texas State University System Financing
System Revenue	5.000%	3/15/20	4,500	4,521
Texas State University System Financing
System Revenue	5.000%	3/15/21	2,250	2,352
Texas Transportation Commission GO	5.000%	10/1/20	3,350	3,441
Texas Transportation Commission GO	5.000%	4/1/21	1,245	1,305
Texas Transportation Commission GO	5.000%	10/1/21	1,980	2,115
2 Texas Transportation Commission GO PUT,
SIFMA Municipal Swap Index Yield + 0.300%	1.240%	10/1/21	109,275	109,286
Texas Transportation Commission Revenue	5.000%	4/1/20	4,375	4,404
3 Texas Transportation Commission Revenue	5.000%	10/1/20	37,270	38,278
3 Texas Transportation Commission Revenue	5.000%	10/1/20	5,780	5,936
Texas Transportation Commission Revenue	5.000%	10/1/23	16,920	19,407
Texas Transportation Commission Revenue
PUT	4.000%	10/1/21	6,820	7,167
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	35,860	36,081
Texas Water Development Board Revenue	5.000%	4/15/21	4,755	4,988
Texas Water Development Board Revenue	5.000%	4/15/21	3,750	3,934
Texas Water Development Board Revenue	5.000%	8/1/21	4,375	4,642
Texas Water Development Board Revenue	5.000%	10/15/21	15,830	16,921
Texas Water Development Board Revenue	5.000%	4/15/22	6,095	6,642
Texas Water Development Board Revenue	5.000%	4/15/22	4,750	5,176
Texas Water Development Board Revenue	5.000%	4/15/22	2,000	2,179
Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,516
Texas Water Development Board Revenue	5.000%	10/15/22	11,305	12,546
Texas Water Development Board Revenue	5.000%	4/15/23	1,445	1,632
Texas Water Development Board Revenue	5.000%	10/15/23	2,600	2,988
1 Texas Water Development Board TOB VRDO	0.960%	2/7/20	17,815	17,815
Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	1,862
Texas Water Financial Assistance GO	5.000%	8/1/20	2,500	2,551
Texas Water Financial Assistance GO	5.000%	8/1/20	6,935	7,076
Texas Water Financial Assistance GO	5.000%	8/1/21	1,000	1,062
Texas Water Financial Assistance GO	5.000%	8/1/21	2,000	2,123
Texas Water Financial Assistance GO	5.000%	8/1/21 (Prere.)	315	333
Texas Water Financial Assistance GO	5.000%	8/1/21 (Prere.)	270	286
Texas Water Financial Assistance GO	1.850%	8/1/22	2,000	2,007
Texas Water Financial Assistance GO	2.250%	8/1/22	9,000	9,052
Texas Water Financial Assistance GO	5.000%	8/1/22	1,670	1,773
Texas Water Financial Assistance GO	5.000%	8/1/22	1,520	1,613
Texas Water Financial Assistance GO	5.000%	8/1/22	5,600	5,944
Texas Water Financial Assistance GO	5.000%	8/1/22	965	1,064
Texas Water Financial Assistance GO	5.000%	8/1/22	3,035	3,346
Texas Water Financial Assistance GO	5.000%	8/1/22	2,185	2,319
Texas Water Financial Assistance GO	5.000%	8/1/23	1,790	1,900
Tomball TX Independent School District GO
PUT	2.125%	8/15/21	1,000	1,017
2 Tomball TX Independent School District GO
PUT	1.350%	8/15/22	6,500	6,521

1 Travis County TX Housing Finance Corp.
Revenue (Limestone Ridge Senior Project)
TOB VRDO	1.110%	2/7/20	9,500	9,500
Travis TX GO	2.000%	3/1/21	5,420	5,487
Travis TX GO	2.000%	3/1/22	5,530	5,657
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/20	1,000	1,020
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/21	1,000	1,060
Trinity River Authority of Texas Regional
Wastewater System Revenue	3.000%	8/1/22	2,045	2,151
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/22	2,020	2,224
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/22	1,250	1,376
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/23	1,520	1,733
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/24	1,000	1,179
United TX Independent School District GO	5.000%	8/15/21	2,305	2,451
United TX Independent School District GO	5.000%	8/15/22	2,855	3,142
United TX Independent School District GO	5.000%	8/15/23	3,415	3,892
United TX Independent School District GO	5.000%	8/15/24	435	513
University of North Texas Revenue	5.000%	4/15/20	1,650	1,663
University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	1,000	1,017
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	2,415	2,555
University of Texas Permanent University Fund
Revenue	5.250%	7/1/21	1,650	1,752
University of Texas Revenue	5.000%	8/15/22	970	1,071
University of Texas System Revenue Financing
System Revenue	5.000%	2/15/20 (Prere.)	3,500	3,504
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,660	3,740
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	1,000	1,022
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	5,100	5,212
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,135	3,204
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	1,880	1,999
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	2,285	2,522
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	1,000	1,144
Williamson County TX GO	5.000%	2/15/20	1,055	1,056
				2,543,390
Utah (0.4%)
Granite UT School District Salt Lake County GO	5.000%	6/1/23	6,260	7,107
University of Utah Revenue	5.000%	8/1/22	1,525	1,679
Utah County UT Hospital Revenue (IHC Health
Services) PUT	5.000%	8/1/22	32,000	34,771
Utah GO	5.000%	7/1/20	10,075	10,246
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20 (4)	1,035	1,052
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	5,000	5,283

Utah University Revenue	5.000%	12/1/23	1,010	1,162
Utah Water Finance Agency Revenue VRDO	0.970%	2/7/20	12,600	12,600
				73,900
Vermont (0.0%)
University of Vermont & State Agricultural
College GO	5.000%	10/1/23	330	378
University of Vermont & State Agricultural
College GO	5.000%	10/1/24	450	533
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/20	600	615
Vermont Municipal Bond Bank Revenue	5.000%	10/1/21	1,040	1,111
Vermont Municipal Bond Bank Revenue	5.000%	10/1/22	500	554
				3,191
Virginia (2.3%)
Alexandria VA GO	5.000%	7/1/21	1,850	1,958
Alexandria VA GO	5.000%	7/15/21	1,985	2,104
Arlington County VA GO	5.000%	8/15/20	10,000	10,221
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	11/1/23	30,000	34,258
Chesapeake VA Economic Development
Authority Pollution Control Revenue PUT	1.900%	6/1/23	2,125	2,174
Chesapeake VA Hospital Authority Revenue
(Chesapeake Regional Medical Center)	4.000%	7/1/22	650	697
Chesterfield County VA GO	5.000%	1/1/23	2,550	2,855
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/22	6,000	6,676
Fairfax County VA GO	4.000%	4/1/20	2,355	2,367
Fairfax County VA GO	5.000%	10/1/20	11,320	11,631
Fairfax County VA GO	4.000%	10/1/21	3,820	4,019
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) PUT	5.000%	5/15/23	14,500	16,360
Fairfax County VA Public Improvement GO	5.000%	10/1/22	10,315	11,036
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/22	26,500	29,076
Henrico County VA Economic Development
Authority Revenue (Westminster-Canterbury
Corp. Obligated Group)	5.000%	10/1/21	1,000	1,062
Henrico County VA GO	5.000%	8/1/20	4,185	4,271
Henrico County VA GO	5.000%	8/1/21	5,115	5,431
Henrico County VA Water & Sewer Revenue	5.000%	5/1/22	1,315	1,437
Loudoun County VA GO	5.000%	12/1/22	5,125	5,722
Loudoun County VA GO	5.000%	12/1/23	4,670	5,211
Loudoun County VA GO	5.000%	12/1/23	5,000	5,784
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.800%	4/1/22	3,515	3,556
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.900%	6/1/23	4,000	4,084
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/21	1,010	1,046

Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/22	900	967
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/20	2,705	2,747
1 Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) TOB VRDO	0.970%	2/7/20	12,860	12,860
Peninsula VA Town Center Community
Development Authority Revenue	4.000%	9/1/23	220	229
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group) VRDO	0.950%	2/7/20	50,000	50,000
Rockingham County VA Economic Development
Authority Residential Care Facilities Revenue
(Sunnyside Presbyterian Home Project)	4.000%	12/1/21	290	305
Rockingham County VA Economic Development
Authority Residential Care Facilities Revenue
(Sunnyside Presbyterian Home Project)	4.000%	12/1/23	415	457
Rockingham County VA Economic Development
Authority Residential Care Facilities Revenue
(Sunnyside Presbyterian Home Project)	4.000%	12/1/25	750	860
Virginia Beach VA GO	5.000%	2/1/21	1,775	1,848
Virginia Beach VA GO	5.000%	4/1/22	1,685	1,835
Virginia Beach VA GO	5.000%	7/15/22	5,485	6,038
Virginia Beach VA GO	5.000%	7/15/22	4,430	4,876
Virginia Beach VA GO	5.000%	9/15/22	2,000	2,215
Virginia Beach VA GO	5.000%	7/15/23	2,755	3,144
Virginia Beach VA GO	5.000%	7/15/23	2,455	2,802
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	5,930	6,173
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	500	520
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	4,720	4,913
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21 (ETM)	95	99
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	2,140	2,228
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	5,905	6,147
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	6,195	6,703
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	7,780	8,418
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/23 (Prere.)	1,675	1,880

	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/23	18,420	20,689
	Virginia Commonwealth Transportation Board
	Revenue	5.000%	5/15/20	7,095	7,177
	Virginia Commonwealth Transportation Board
	Revenue	5.000%	5/15/21	5,450	5,737
	Virginia Commonwealth Transportation Board
	Revenue	5.000%	5/15/21	3,575	3,763
	Virginia Commonwealth Transportation Board
	Revenue	5.000%	5/15/22	1,790	1,957
	Virginia Commonwealth Transportation Board
	Revenue	5.000%	5/15/22	1,855	2,028
	Virginia Commonwealth Transportation Board
	Revenue (Corridor Development Program)	5.000%	5/15/21	1,950	2,053
	Virginia GO	5.000%	6/1/21	1,000	1,055
1,2 Virginia GO TOB PUT		1.200%	2/3/20	9,175	9,175
	Virginia Public Building Authority Revenue	5.000%	8/1/21	1,000	1,062
	Virginia Public Building Authority Revenue	5.000%	8/1/21	5,405	5,739
	Virginia Public Building Authority Revenue	5.000%	8/1/22	5,685	6,264
	Virginia Public School Authority Revenue	5.000%	3/1/21	5,795	6,052
	Virginia Public School Authority Revenue	5.000%	7/15/21	1,250	1,325
	Virginia Public School Authority Revenue	5.000%	8/1/21	1,115	1,183
	Virginia Public School Authority Revenue	5.000%	3/1/22	5,795	6,290
	Virginia Public School Authority Revenue	5.000%	8/1/22	1,500	1,653
	Virginia Resources Authority Infrastructure
	Revenue	5.000%	11/1/21	1,580	1,694
	Wise County VA Industrial Development
	Authority Solid Waste & Sewage Disposal
	Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	1,750	1,761
	York County VA Economic Development
	Authority Pollution Control Revenue (VA
	Electric & Power Co. Project) PUT	1.900%	6/1/23	4,000	4,090
					392,047
Washington (2.0%)
	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue	5.000%	11/1/23	500	556
2	Central Puget Sound WA Regional Transit
	AuthoritySales & Use Tax Revenue PUT,
	SIFMA Municipal Swap Index Yield + 0.300%	1.240%	11/1/21	14,575	14,573
	Clark County WA School District No. 114
	(Evergreen) GO	5.000%	12/1/22	2,500	2,786
	Clark County WA School District No. 114
	(Evergreen) GO	5.000%	12/1/23	2,500	2,882
	Grant County WA Public Utility District No. 2
	Electric System Revenue	5.000%	1/1/22	600	646
	Grant County WA Public Utility District No. 2
	Electric System Revenue PUT	2.000%	12/2/20	1,065	1,069
	King County WA (Bellevue School District) GO	5.000%	12/1/23	1,800	2,077
	King County WA School District No. 414 GO	5.000%	12/1/21	1,000	1,076
	King County WA Sewer Revenue	5.000%	7/1/22	1,500	1,648
	King County WA Sewer Revenue PUT	2.450%	12/1/20	35,000	35,129
	King County WA Sewer Revenue PUT	2.600%	12/1/21	21,125	21,408
	Port of Seattle WA Revenue	5.000%	1/1/21	1,345	1,395
	Seattle WA Drain and Wastewater Revenue	5.000%	7/1/21	4,895	5,178
	Seattle WA GO	5.000%	6/1/20	4,360	4,419
	Seattle WA Municipal Light & Power Revenue	5.000%	2/1/21 (Prere.)	1,355	1,411

Seattle WA Municipal Light & Power Revenue	5.000%	4/1/21	1,000	1,048
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	7,630	7,630
2 Seattle WA Municipal Light & Power Revenue
PUT, SIFMA Municipal Swap Index Yield +
0.290%	1.230%	11/1/21	24,850	24,858
Seattle WA Water System Revenue	5.000%	5/1/20	4,000	4,040
Seattle WA Water System Revenue	5.000%	5/1/21	1,180	1,240
Spokane WA Water & Wastewater System
Revenue	5.000%	12/1/22	6,435	7,176
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/22	750	811
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/23	710	792
University of Washington Revenue PUT	5.000%	5/1/22	11,920	12,731
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	4,973
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/22	5,775	6,088
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/22	1,680	1,777
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	13,715	15,059
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	2,215	2,521
Washington COP	5.000%	7/1/21	5,010	5,299
Washington GO	5.000%	8/1/20	3,155	3,220
Washington GO	5.000%	1/1/21	2,000	2,076
Washington GO	5.000%	7/1/21	4,195	4,266
Washington GO	5.000%	8/1/21	12,720	13,509
Washington GO	5.000%	8/1/21	22,540	23,937
Washington GO	5.000%	8/1/21	1,240	1,317
Washington GO	5.000%	2/1/22	1,500	1,623
4 Washington GO	5.000%	6/1/22	1,500	1,570
Washington GO	5.000%	7/1/22	9,720	10,281
Washington GO	5.000%	7/1/22	2,260	2,484
Washington GO	5.000%	8/1/22	5,530	6,096
Washington GO	5.000%	1/1/23	6,340	7,090
Washington GO	5.000%	2/1/23	1,115	1,160
4 Washington GO	5.000%	6/1/23	1,500	1,626
Washington GO	5.000%	7/1/23	15,950	17,512
Washington GO	5.000%	1/1/24	3,625	4,197
Washington GO	5.000%	1/1/24	4,500	5,209
4 Washington GO	5.000%	6/1/24	1,625	1,818
Washington GO	5.000%	7/1/24	1,000	1,099
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	5,500	6,306
1 Washington Health Care Facilities Authority
Revenue (MultiCare Health System) TOB
VRDO	0.970%	2/7/20	7,875	7,875
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	6,165	6,562
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	1.050%	2/7/20	14,485	14,485
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	3.500%	7/1/23	1,505	1,529
Washington Housing Finance Commission
Revenue (SAG Preservation Portfolio
Projects) PUT	2.550%	7/1/21	3,125	3,170
1 Washington State Convention Center Public
Facilities District Revenue TOB VRDO	1.090%	2/7/20	7,310	7,310

Washington State University General Revenue	5.000%	10/1/21	590	630
Washington State University General Revenue	5.000%	10/1/23	350	401
				350,654
West Virginia (0.3%)
1 West Virginia Economic Development Authority
Lottery Revenue TOB VRDO	1.040%	2/7/20	7,210	7,210
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	5,154
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	7,310	7,535
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24	10,000	10,490
West Virginia GO	5.000%	6/1/20	1,400	1,419
West Virginia GO	5.000%	6/1/22	3,610	3,952
West Virginia GO	5.000%	12/1/22	2,645	2,948
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/21	570	589
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/23	1,075	1,188
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/21	2,030	2,146
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/22	2,130	2,336
West Virginia University Revenue	5.000%	10/1/22	3,675	3,924
				48,891
Wisconsin (0.8%)
DeForest WI Area School District GO	5.000%	4/1/21	550	576
Madison WI GO	4.000%	10/1/22	8,045	8,692
Madison WI GO	3.000%	10/1/23	8,040	8,635
Milwaukee WI GO	4.000%	3/1/20	13,130	13,161
Waukesha WI School District GO	3.000%	4/1/21	800	819
Waukesha WI School District GO	3.000%	4/1/22	1,100	1,149
Waukesha WI School District GO	3.000%	4/1/23	1,200	1,275
Wisconsin General Fund Annual Appropriation
Revenue	5.000%	5/1/21	3,250	3,415
Wisconsin General Fund Annual Appropriation
Revenue	5.000%	5/1/22	8,100	8,839
Wisconsin GO	5.000%	5/1/21	1,250	1,314
Wisconsin GO	5.000%	11/1/21	5,000	5,361
Wisconsin GO	5.000%	11/1/22	1,000	1,072
2 Wisconsin Health & Educational Facilities
Authority Revenue (Advocate Aurora Health
Obligated Group) PUT, SIFMA Municipal
Swap Index Yield + 0.350%	1.290%	7/28/21	4,000	4,006
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/20	300	305
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/22	1,000	1,091
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	550	578

Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/20	1,000	1,006
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/21	1,000	1,046
Wisconsin Health & Educational Facilities
Authority Revenue (Mequon Jewish Project)
VRDO	1.000%	2/7/20 LOC	13,520	13,520
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	2.250%	11/1/26	2,000	2,025
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	0.910%	2/7/20 LOC	25	25
Wisconsin Housing & Economic Development
Authority Revenue PUT	1.950%	5/1/20	2,720	2,723
Wisconsin Housing & Economic Development
Authority Revenue PUT	1.550%	11/1/21	850	852
Wisconsin Housing & Economic Development
Authority Revenue PUT	1.600%	11/1/22	3,250	3,267
1 Wisconsin Public Finance Authority Lease
Development Revenue (KU Campus
Development Corp. - Central District
Development Project) TOB VRDO	1.050%	2/7/20	37,325	37,325
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	110	111
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/20	425	436
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/21	750	792
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/22	750	815
Wisconsin Transportation Revenue	5.000%	7/1/22	9,415	10,344
				134,575
Wyoming (0.0%)
2 Wyoming Community Development Authority
PUT, SIFMA Municipal Swap Index Yield +
0.320%	1.260%	9/1/21	4,000	4,004
Total Tax-Exempt Municipal Bonds (Cost $16,414,006)				16,557,897
			Shares
Temporary Cash Investment (3.1%)
Money Market Fund (3.1%)
6 Vanguard Municipal Cash Management Fund
(Cost $528,898)	0.936%		5,288,694	528,975
Total Investments (99.6%) (Cost $16,942,904)				17,086,872
Other Assets and Liabilities-Net (0.4%)				63,999
Net Assets (100%)				17,150,871

§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $2,806,029,000, representing 16.4% of net assets.

2 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3 Securities with a value of $2,473,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2020.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).

Short-Term Tax-Exempt Fund

(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	March 2020	(3,329)	(720,260)	(2,466)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the

Short-Term Tax-Exempt Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	16,522,367	35,530
Temporary Cash Investments	528,975	—	—
Futures Contracts—Liabilities[1]	(780)	—	—
Total	528,195	16,522,367	35,530
1 Represents variation margin on the last day of the reporting period.